EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
1290 VT Equity Income Portfolio‡	969,682	$5,146,929
1290 VT GAMCO Small Company Value Portfolio‡	20,306	1,427,027
1290 VT Micro Cap Portfolio‡	249,718	2,474,665
ATM International Managed Volatility Portfolio‡	1,221,429	12,599,980
ATM Large Cap Managed Volatility Portfolio‡	4,112,064	65,611,948
ATM Mid Cap Managed Volatility Portfolio‡	2,189,928	18,118,050
ATM Small Cap Managed Volatility Portfolio‡	397,150	4,616,339
EQ/AB Small Cap Growth Portfolio*‡	196,624	3,567,000
EQ/American Century Mid Cap Value Portfolio‡	140,058	3,585,113
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	981,306	9,810,920
EQ/Global Equity Managed Volatility Portfolio‡	291,890	4,867,345
EQ/International Core Managed Volatility Portfolio‡	262,153	2,813,908
EQ/International Equity Index Portfolio‡	66,567	670,988
EQ/International Value Managed Volatility Portfolio‡	330,573	4,255,184
EQ/Janus Enterprise Portfolio‡	289,541	6,673,494
EQ/JPMorgan Value Opportunities Portfolio‡	248,265	5,282,730
EQ/Large Cap Core Managed Volatility Portfolio‡	1,299,128	15,900,715
EQ/Large Cap Growth Index Portfolio‡	78,971	1,807,825
EQ/Large Cap Value Managed Volatility Portfolio‡	424,065	8,220,272
EQ/Loomis Sayles Growth Portfolio*‡	531,364	5,689,697
EQ/MFS International Growth Portfolio‡	681,493	5,188,200
EQ/Morgan Stanley Small Cap Growth Portfolio‡	295,341	2,398,964
EQ/T. Rowe Price Growth Stock Portfolio‡	51,968	3,528,382
EQ/Value Equity Portfolio‡	236,206	4,962,284

Total Equity		199,217,959

Fixed Income (79.3%)
1290 Diversified Bond Fund‡	2,711,604	28,010,867
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,752,798	55,016,269
1290 VT High Yield Bond Portfolio‡	1,466,687	13,669,587
EQ/Core Bond Index Portfolio‡	16,166,379	155,056,582
EQ/Core Plus Bond Portfolio‡	11,690,548	45,647,438
EQ/Intermediate Government Bond Portfolio‡	19,835,140	196,162,486
EQ/Long-Term Bond Portfolio‡	9,151,202	80,260,997
EQ/PIMCO Ultra Short Bond Portfolio‡	8,352,801	80,979,991
EQ/Quality Bond PLUS Portfolio‡	5,242,539	42,655,956
Multimanager Core Bond Portfolio‡	7,490,107	69,717,816

Total Fixed Income		767,177,989

Total Investments in Securities (99.9%) (Cost $934,006,656)		966,395,948
Other Assets Less Liabilities (0.1%)		1,101,492

Net Assets (100%)		$967,497,440

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	969,682	6,120,405	77,125	(1,180,529)	266,693	(136,765)	5,146,929	—	—
1290 VT GAMCO Small Company Value Portfolio	20,306	729,662	700,001	—	—	(2,636)	1,427,027	—	—
1290 VT Micro Cap Portfolio	249,718	2,067,112	725,709	(93,510)	(157)	(224,489)	2,474,665	—	—
ATM International Managed Volatility Portfolio	1,221,429	14,017,941	128,541	(467,548)	(7,965)	(1,070,989)	12,599,980	—	—
ATM Large Cap Managed Volatility Portfolio	4,112,064	72,436,698	694,122	(3,524,757)	(146,686)	(3,847,429)	65,611,948	—	—
ATM Mid Cap Managed Volatility Portfolio	2,189,928	19,806,607	179,958	(654,567)	4,159	(1,218,107)	18,118,050	—	—
ATM Small Cap Managed Volatility Portfolio	397,150	5,158,352	51,417	(187,019)	(3,217)	(403,194)	4,616,339	—	—
EQ/AB Small Cap Growth Portfolio*	196,624	3,333,897	725,709	(93,510)	1,370	(400,466)	3,567,000	—	—
EQ/American Century Mid Cap Value Portfolio	140,058	3,566,659	25,708	(93,510)	2,569	83,687	3,585,113	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	981,306	11,284,022	102,833	(374,038)	(23,689)	(1,178,208)	9,810,920	—	—
EQ/Global Equity Managed Volatility Portfolio	291,890	5,481,013	51,416	(187,019)	(7,606)	(470,459)	4,867,345	—	—
EQ/International Core Managed Volatility Portfolio	262,153	3,170,529	51,416	(187,019)	(2,841)	(218,177)	2,813,908	—	—
EQ/International Equity Index Portfolio	66,567	717,461	—	—	—	(46,473)	670,988	—	—
EQ/International Value Managed Volatility Portfolio	330,573	4,751,051	51,416	(187,019)	(1,078)	(359,186)	4,255,184	—	—
EQ/Janus Enterprise Portfolio	289,541	7,309,281	51,416	(187,019)	804	(500,988)	6,673,494	—	—
EQ/JPMorgan Value Opportunities Portfolio	248,265	6,030,593	77,125	(1,180,529)	54,727	300,814	5,282,730	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,299,128	17,039,715	154,250	(561,057)	(16,883)	(715,310)	15,900,715	—	—
EQ/Large Cap Growth Index Portfolio	78,971	1,988,951	—	—	—	(181,126)	1,807,825	—	—
EQ/Large Cap Value Managed Volatility Portfolio	424,065	9,272,873	102,832	(874,038)	(16,504)	(264,891)	8,220,272	—	—
EQ/Loomis Sayles Growth Portfolio*	531,364	6,390,074	51,416	(187,019)	(12,410)	(552,364)	5,689,697	—	—
EQ/MFS International Growth Portfolio	681,493	5,801,454	51,416	(187,019)	(6,667)	(470,984)	5,188,200	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	295,341	2,167,134	725,708	(93,510)	309	(400,677)	2,398,964	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio	51,968	2,740,281	1,225,708	(93,510)	(585)	(343,512)	3,528,382	—	—
EQ/Value Equity Portfolio	236,206	6,311,160	77,125	(980,529)	(56,708)	(388,764)	4,962,284	—	—
Fixed Income
1290 Diversified Bond Fund	2,711,604	28,614,937	208,383	—	—	(812,453)	28,010,867	208,383	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,752,798	59,483,902	591,289	(2,150,719)	(4,320)	(2,903,883)	55,016,269	—	—
1290 VT High Yield Bond Portfolio	1,466,687	14,567,333	128,541	(467,548)	370	(559,109)	13,669,587	—	—
EQ/Core Bond Index Portfolio	16,166,379	167,112,266	1,722,452	(6,265,138)	(6,356)	(7,506,642)	155,056,582	—	—
EQ/Core Plus Bond Portfolio	11,690,548	48,693,776	462,749	(1,683,171)	(14,167)	(1,811,749)	45,647,438	—	—
EQ/Intermediate Government Bond Portfolio	19,835,140	210,297,173	2,288,032	(8,322,347)	14,625	(8,114,997)	196,162,486	—	—
EQ/Long-Term Bond Portfolio	9,151,202	92,916,737	1,054,037	(3,833,890)	(187,763)	(9,688,124)	80,260,997	—	—
EQ/PIMCO Ultra Short Bond Portfolio	8,352,801	83,730,172	719,831	(2,618,267)	15,502	(867,247)	80,979,991	—	—
EQ/Quality Bond PLUS Portfolio	5,242,539	46,141,033	488,456	(1,776,681)	(13,128)	(2,183,724)	42,655,956	—	—
Multimanager Core Bond Portfolio	7,490,107	76,021,287	905,321	(2,711,776)	(38,218)	(4,458,798)	69,717,816	365,047	—

Total		1,045,271,541	14,651,458	(41,403,812)	(205,820)	(51,917,419)	966,395,948	573,430	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$28,010,867	$938,385,081	$—	$966,395,948

Total Assets	$28,010,867	$938,385,081	$—	$966,395,948

Total Liabilities	$—	$—	$—	$—

Total	$28,010,867	$938,385,081	$—	$966,395,948

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,808,624
Aggregate gross unrealized depreciation	(37,069,212)

Net unrealized appreciation	$31,739,412

Federal income tax cost of investments in securities and derivative instruments, if applicable	$934,656,536

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.1%)
1290 VT Equity Income Portfolio‡	2,172,926	$11,533,572
1290 VT GAMCO Small Company Value Portfolio‡	81,613	5,735,424
1290 VT Micro Cap Portfolio‡	557,777	5,527,470
1290 VT Small Cap Value Portfolio‡	476,872	5,739,377
ATM International Managed Volatility Portfolio‡	3,846,821	39,682,933
ATM Large Cap Managed Volatility Portfolio‡	7,661,674	122,249,414
ATM Mid Cap Managed Volatility Portfolio‡	3,423,371	28,322,755
ATM Small Cap Managed Volatility Portfolio‡	2,492,710	28,974,400
EQ/AB Small Cap Growth Portfolio*‡	681,349	12,360,541
EQ/American Century Mid Cap Value Portfolio‡	181,899	4,656,122
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,859,725	18,593,189
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	261,155	3,957,604
EQ/Global Equity Managed Volatility Portfolio‡	882,299	14,712,585
EQ/International Core Managed Volatility Portfolio‡	921,025	9,886,143
EQ/International Equity Index Portfolio‡	149,262	1,504,545
EQ/International Value Managed Volatility Portfolio‡	1,040,003	13,387,075
EQ/Janus Enterprise Portfolio‡	473,821	10,920,867
EQ/JPMorgan Value Opportunities Portfolio‡	560,043	11,916,934
EQ/Large Cap Core Managed Volatility Portfolio‡	2,432,736	29,775,537
EQ/Large Cap Growth Index Portfolio‡	86,330	1,976,285
EQ/Large Cap Value Managed Volatility Portfolio‡	945,827	18,334,358
EQ/Loomis Sayles Growth Portfolio*‡	936,482	10,027,584
EQ/MFS International Growth Portfolio‡	2,106,176	16,034,291
EQ/Morgan Stanley Small Cap Growth Portfolio‡	990,288	8,043,817
EQ/T. Rowe Price Growth Stock Portfolio‡	102,804	6,979,876
EQ/Value Equity Portfolio‡	550,701	11,569,296

Total Equity		452,401,994

Fixed Income (58.8%)
1290 Diversified Bond Fund‡	2,306,066	23,821,658
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,773,768	45,653,421
1290 VT High Yield Bond Portfolio‡	1,255,077	11,697,373
EQ/Core Bond Index Portfolio‡	12,288,876	117,866,289
EQ/Core Plus Bond Portfolio‡	10,201,504	39,833,248
EQ/Intermediate Government Bond Portfolio‡	15,729,854	155,562,666
EQ/Long-Term Bond Portfolio‡	10,532,950	92,379,674
EQ/PIMCO Ultra Short Bond Portfolio‡	6,618,772	64,168,664
EQ/Quality Bond PLUS Portfolio‡	4,677,053	38,054,878
Multimanager Core Bond Portfolio‡	6,199,673	57,706,475

Total Fixed Income		646,744,346

Total Investments in Securities (99.9%) (Cost $988,467,017)		1,099,146,340
Other Assets Less Liabilities (0.1%)		884,520

Net Assets (100%)		$1,100,030,860

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,172,926	12,174,318	22,904	(942,535)	200,623	78,262	11,533,572	—	—
1290 VT GAMCO Small Company Value Portfolio	81,613	6,231,919	11,452	(221,268)	(6,769)	(279,910)	5,735,424	—	—
1290 VT Micro Cap Portfolio	557,777	5,365,379	1,011,453	(221,268)	182	(628,276)	5,527,470	—	—
1290 VT Small Cap Value Portfolio	476,872	5,985,700	11,453	(221,268)	(729)	(35,779)	5,739,377	—	—
ATM International Managed Volatility Portfolio	3,846,821	44,576,438	80,168	(1,548,874)	2,637	(3,427,436)	39,682,933	—	—
ATM Large Cap Managed Volatility Portfolio	7,661,674	136,425,203	251,952	(6,867,888)	(376,693)	(7,183,160)	122,249,414	—	—
ATM Mid Cap Managed Volatility Portfolio	3,423,371	30,748,913	557,261	(1,106,338)	(2,547)	(1,874,534)	28,322,755	—	—
ATM Small Cap Managed Volatility Portfolio	2,492,710	29,064,384	3,312,987	(1,216,972)	(22,071)	(2,163,928)	28,974,400	—	—
EQ/AB Small Cap Growth Portfolio*	681,349	13,588,757	1,028,630	(553,169)	(3,119)	(1,700,558)	12,360,541	—	—
EQ/American Century Mid Cap Value Portfolio	181,899	4,649,379	5,726	(110,634)	3,288	108,363	4,656,122	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,859,725	21,518,535	34,357	(663,803)	(62,822)	(2,233,078)	18,593,189	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	261,155	4,409,077	11,452	(221,268)	(6,275)	(235,382)	3,957,604	—	—
EQ/Global Equity Managed Volatility Portfolio	882,299	16,692,950	28,631	(553,169)	(32,322)	(1,423,505)	14,712,585	—	—
EQ/International Core Managed Volatility Portfolio	921,025	11,081,211	22,905	(442,535)	(11,506)	(763,932)	9,886,143	—	—
EQ/International Equity Index Portfolio	149,262	1,608,751	—	—	—	(104,206)	1,504,545	—	—
EQ/International Value Managed Volatility Portfolio	1,040,003	14,301,258	784,357	(663,803)	10,674	(1,045,411)	13,387,075	—	—
EQ/Janus Enterprise Portfolio	473,821	12,062,414	17,179	(331,902)	(10,506)	(816,318)	10,920,867	—	—
EQ/JPMorgan Value Opportunities Portfolio	560,043	12,154,289	22,904	(1,042,535)	54,829	727,447	11,916,934	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,432,736	32,219,878	57,262	(1,106,338)	(52,614)	(1,342,651)	29,775,537	—	—
EQ/Large Cap Growth Index Portfolio	86,330	2,174,289	—	—	—	(198,004)	1,976,285	—	—
EQ/Large Cap Value Managed Volatility Portfolio	945,827	20,698,836	40,083	(1,774,437)	(40,552)	(589,572)	18,334,358	—	—
EQ/Loomis Sayles Growth Portfolio*	936,482	10,881,104	522,905	(442,535)	(26,786)	(907,104)	10,027,584	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	2,106,176	18,157,797	34,357	(663,803)	(35,023)	(1,459,037)	16,034,291	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	990,288	8,546,815	1,522,904	(442,535)	(4,344)	(1,579,023)	8,043,817	—	—
EQ/T. Rowe Price Growth Stock Portfolio	102,804	6,377,477	1,611,454	(221,268)	(5,826)	(781,961)	6,979,876	—	—
EQ/Value Equity Portfolio	550,701	12,358,818	522,904	(442,535)	(14,945)	(854,946)	11,569,296	—	—
Fixed Income
1290 Diversified Bond Fund	2,306,066	24,335,385	177,218	—	—	(690,945)	23,821,658	177,218	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,773,768	49,857,463	97,346	(1,880,775)	(2,916)	(2,417,697)	45,653,421	—	—
1290 VT High Yield Bond Portfolio	1,255,077	12,597,727	22,905	(442,535)	1,942	(482,666)	11,697,373	—	—
EQ/Core Bond Index Portfolio	12,288,876	130,312,879	269,131	(6,949,790)	221,380	(5,987,311)	117,866,289	—	—
EQ/Core Plus Bond Portfolio	10,201,504	42,900,687	80,167	(1,548,874)	(44,323)	(1,554,409)	39,833,248	—	—
EQ/Intermediate Government Bond Portfolio	15,729,854	169,414,373	349,296	(7,748,663)	(44,916)	(6,407,424)	155,562,666	—	—
EQ/Long-Term Bond Portfolio	10,532,950	107,988,865	229,048	(4,425,353)	(241,186)	(11,171,700)	92,379,674	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,618,772	67,947,929	114,524	(3,212,676)	(60,891)	(620,222)	64,168,664	—	—
EQ/Quality Bond PLUS Portfolio	4,677,053	42,505,520	80,166	(2,548,874)	(9,543)	(1,972,391)	38,054,878	—	—
Multimanager Core Bond Portfolio	6,199,673	65,304,645	256,993	(4,073,310)	(18,551)	(3,763,302)	57,706,475	306,707	—

Total		1,207,219,362	13,204,434	(54,853,530)	(642,220)	(65,781,706)	1,099,146,340	483,925	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$23,821,658	$1,075,324,682	$—	$1,099,146,340

Total Assets	$23,821,658	$1,075,324,682	$—	$1,099,146,340

Total Liabilities	$—	$—	$—	$—

Total	$23,821,658	$1,075,324,682	$—	$1,099,146,340

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,515,692
Aggregate gross unrealized depreciation	(42,337,775)

Net unrealized appreciation	$110,177,917

Federal income tax cost of investments in securities and derivative instruments, if applicable	$988,968,423

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.2%)
1290 VT Equity Income Portfolio‡	16,197,632	$85,974,668
1290 VT GAMCO Small Company Value Portfolio‡	957,509	67,290,176
1290 VT Micro Cap Portfolio‡	4,679,739	46,375,372
1290 VT Small Cap Value Portfolio‡	4,287,381	51,600,687
ATM International Managed Volatility Portfolio‡	37,179,686	383,537,165
ATM Large Cap Managed Volatility Portfolio‡	53,239,217	849,483,140
ATM Mid Cap Managed Volatility Portfolio‡	11,991,285	99,208,127
ATM Small Cap Managed Volatility Portfolio‡	23,643,442	274,823,186
EQ/AB Small Cap Growth Portfolio*‡	6,682,535	121,229,670
EQ/American Century Mid Cap Value Portfolio‡	868,333	22,226,954
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,014,305	120,116,828
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,914,072	44,160,566
EQ/Global Equity Managed Volatility Portfolio‡	8,291,826	138,268,473
EQ/International Core Managed Volatility Portfolio‡	9,019,137	96,810,019
EQ/International Equity Index Portfolio‡	716,936	7,226,619
EQ/International Value Managed Volatility Portfolio‡	10,507,886	135,259,104
EQ/Janus Enterprise Portfolio‡	1,471,484	33,915,487
EQ/JPMorgan Value Opportunities Portfolio‡	4,161,519	88,551,297
EQ/Large Cap Core Managed Volatility Portfolio‡	15,044,292	184,134,986
EQ/Large Cap Growth Index Portfolio‡	370,665	8,485,348
EQ/Large Cap Value Managed Volatility Portfolio‡	6,459,029	125,204,845
EQ/Loomis Sayles Growth Portfolio*‡	6,605,373	70,728,455
EQ/MFS International Growth Portfolio‡	20,860,200	158,808,443
EQ/Morgan Stanley Small Cap Growth Portfolio‡	9,550,154	77,573,045
EQ/T. Rowe Price Growth Stock Portfolio‡	729,727	49,544,896
EQ/Value Equity Portfolio‡	4,179,296	87,799,966

Total Equity		3,428,337,522

Fixed Income (48.7%)
1290 Diversified Bond Fund‡	11,709,335	120,957,433
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,449,922	224,260,826
1290 VT High Yield Bond Portfolio‡	6,246,259	58,215,410
EQ/Core Bond Index Portfolio‡	59,963,062	575,123,702
EQ/Core Plus Bond Portfolio‡	49,940,627	195,000,407
EQ/Intermediate Government Bond Portfolio‡	75,859,940	750,227,861
EQ/Long-Term Bond Portfolio‡	62,198,710	545,516,371
EQ/PIMCO Ultra Short Bond Portfolio‡	31,849,170	308,776,132
EQ/Quality Bond PLUS Portfolio‡	23,151,879	188,375,430
Multimanager Core Bond Portfolio‡	31,745,345	295,485,239

Total Fixed Income		3,261,938,811

Total Investments in Securities (99.9%) (Cost $5,845,747,627)		6,690,276,333
Other Assets Less Liabilities (0.1%)		5,744,120

Net Assets (100%)		$6,696,020,453

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	16,197,632	90,607,250	—	(6,700,040)	1,217,931	849,527	85,974,668	—	—
1290 VT GAMCO Small Company Value Portfolio	957,509	72,373,468	—	(1,760,031)	(54,541)	(3,268,720)	67,290,176	—	—
1290 VT Micro Cap Portfolio	4,679,739	50,062,992	3,800,001	(1,320,024)	803	(6,168,400)	46,375,372	—	—
1290 VT Small Cap Value Portfolio	4,287,381	54,317,814	—	(2,320,022)	(55,163)	(341,942)	51,600,687	—	—
ATM International Managed Volatility Portfolio	37,179,686	432,869,739	—	(16,120,182)	(179,360)	(33,033,032)	383,537,165	—	—
ATM Large Cap Managed Volatility Portfolio	53,239,217	926,152,708	—	(25,560,390)	(250,443)	(50,858,735)	849,483,140	—	—
ATM Mid Cap Managed Volatility Portfolio	11,991,285	96,490,805	10,500,000	(2,200,040)	19,714	(5,602,352)	99,208,127	—	—
ATM Small Cap Managed Volatility Portfolio	23,643,442	295,253,434	9,999,999	(7,480,135)	(167,906)	(22,782,206)	274,823,186	—	—
EQ/AB Small Cap Growth Portfolio*	6,682,535	128,191,455	12,500,000	(3,520,064)	(17,766)	(15,923,955)	121,229,670	—	—
EQ/American Century Mid Cap Value Portfolio	868,333	22,134,903	—	(440,008)	13,873	518,186	22,226,954	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,014,305	132,075,537	5,000,001	(3,080,056)	(171,555)	(13,707,099)	120,116,828	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,914,072	48,118,412	—	(1,320,024)	(36,572)	(2,601,250)	44,160,566	—	—
EQ/Global Equity Managed Volatility Portfolio	8,291,826	155,362,736	—	(3,520,064)	(131,208)	(13,442,991)	138,268,473	—	—
EQ/International Core Managed Volatility Portfolio	9,019,137	106,968,905	—	(2,640,048)	(70,738)	(7,448,100)	96,810,019	—	—
EQ/International Equity Index Portfolio	716,936	7,727,140	—	—	—	(500,521)	7,226,619	—	—
EQ/International Value Managed Volatility Portfolio	10,507,886	146,781,985	3,000,001	(3,520,064)	53,791	(11,056,609)	135,259,104	—	—
EQ/Janus Enterprise Portfolio	1,471,484	37,355,919	—	(880,015)	(187)	(2,560,230)	33,915,487	—	—
EQ/JPMorgan Value Opportunities Portfolio	4,161,519	86,508,065	—	(3,700,040)	217,529	5,525,743	88,551,297	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,044,292	206,121,333	—	(12,840,087)	(754,854)	(8,391,406)	184,134,986	—	—
EQ/Large Cap Growth Index Portfolio	370,665	9,335,494	—	—	—	(850,146)	8,485,348	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,459,029	144,692,073	—	(15,020,064)	326,173	(4,793,337)	125,204,845	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	6,605,373	72,550,219	6,000,001	(1,760,032)	(119,711)	(5,942,022)	70,728,455	—	—
EQ/MFS International Growth Portfolio	20,860,200	177,869,935	—	(4,400,080)	(241,759)	(14,419,653)	158,808,443	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	9,550,154	84,498,493	11,500,000	(2,640,048)	38,359	(15,823,759)	77,573,045	—	—
EQ/T. Rowe Price Growth Stock Portfolio	729,727	37,075,497	17,500,000	(880,016)	(26,556)	(4,124,029)	49,544,896	—	—
EQ/Value Equity Portfolio	4,179,296	91,408,030	5,000,000	(2,200,040)	(84,007)	(6,324,017)	87,799,966	—	—
Fixed Income
1290 Diversified Bond Fund	11,709,335	123,565,947	899,847	—	—	(3,508,361)	120,957,433	899,846	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,449,922	248,383,769	—	(12,160,110)	(7,171)	(11,955,662)	224,260,826	—	—
1290 VT High Yield Bond Portfolio	6,246,259	61,904,497	—	(1,320,025)	(1,470)	(2,367,592)	58,215,410	—	—
EQ/Core Bond Index Portfolio	59,963,062	627,613,726	—	(24,580,295)	686,556	(28,596,285)	575,123,702	—	—
EQ/Core Plus Bond Portfolio	49,940,627	207,608,116	—	(4,840,088)	(116,708)	(7,650,913)	195,000,407	—	—
EQ/Intermediate Government Bond Portfolio	75,859,940	813,897,129	—	(32,680,374)	(358,912)	(30,629,982)	750,227,861	—	—
EQ/Long-Term Bond Portfolio	62,198,710	628,931,856	—	(16,720,302)	(898,940)	(65,796,243)	545,516,371	—	—
EQ/PIMCO Ultra Short Bond Portfolio	31,849,170	328,546,784	—	(16,480,135)	294,519	(3,585,036)	308,776,132	—	—
EQ/Quality Bond PLUS Portfolio	23,151,879	209,934,838	—	(11,780,096)	(15,656)	(9,763,656)	188,375,430	—	—
Multimanager Core Bond Portfolio	31,745,345	328,384,440	690,294	(14,420,143)	(54,638)	(19,114,714)	295,485,239	1,560,315	—

Total		7,291,675,443	86,390,144	(260,803,182)	(946,573)	(426,039,499)	6,690,276,333	2,460,161	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$120,957,433	$6,569,318,900	$—	$6,690,276,333

Total Assets	$120,957,433	$6,569,318,900	$—	$6,690,276,333

Total Liabilities	$—	$—	$—	$—

Total	$120,957,433	$6,569,318,900	$—	$6,690,276,333

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,052,279,354
Aggregate gross unrealized depreciation	(225,530,177)

Net unrealized appreciation	$826,749,177

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,863,527,156

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.3%)
1290 VT Equity Income Portfolio‡	29,525,070	$156,714,762
1290 VT GAMCO Small Company Value Portfolio‡	2,067,198	145,274,957
1290 VT Micro Cap Portfolio‡	8,529,198	84,522,817
1290 VT Small Cap Value Portfolio‡	7,535,116	90,688,727
ATM International Managed Volatility Portfolio‡	63,428,700	654,316,005
ATM Large Cap Managed Volatility Portfolio‡	91,554,689	1,460,843,516
ATM Mid Cap Managed Volatility Portfolio‡	13,970,181	115,580,232
ATM Small Cap Managed Volatility Portfolio‡	50,847,078	591,028,835
EQ/AB Small Cap Growth Portfolio*‡	13,850,398	251,263,809
EQ/American Century Mid Cap Value Portfolio‡	925,834	23,698,831
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	18,808,096	188,039,916
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	6,135,614	92,980,617
EQ/Global Equity Managed Volatility Portfolio‡	15,109,783	251,959,772
EQ/International Core Managed Volatility Portfolio‡	14,736,193	158,176,017
EQ/International Equity Index Portfolio‡	709,356	7,150,219
EQ/International Value Managed Volatility Portfolio‡	13,884,817	178,727,470
EQ/Janus Enterprise Portfolio‡	1,820,956	41,970,273
EQ/JPMorgan Value Opportunities Portfolio‡	7,617,494	162,089,597
EQ/Large Cap Core Managed Volatility Portfolio‡	28,010,793	342,838,793
EQ/Large Cap Growth Index Portfolio‡	410,863	9,405,571
EQ/Large Cap Value Managed Volatility Portfolio‡	12,702,861	246,238,215
EQ/Loomis Sayles Growth Portfolio*‡	10,710,069	114,680,368
EQ/MFS International Growth Portfolio‡	36,506,513	277,923,637
EQ/Morgan Stanley Small Cap Growth Portfolio‡	19,050,771	154,743,719
EQ/T. Rowe Price Growth Stock Portfolio‡	1,150,322	78,101,225
EQ/Value Equity Portfolio‡	7,491,350	157,380,653

Total Equity		6,036,338,553

Fixed Income (28.6%)
1290 Diversified Bond Fund‡	8,439,424	87,179,247
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,293,489	165,384,436
1290 VT High Yield Bond Portfolio‡	4,266,168	39,760,877
EQ/Core Bond Index Portfolio‡	43,631,793	418,485,605
EQ/Core Plus Bond Portfolio‡	29,086,224	113,571,373
EQ/Intermediate Government Bond Portfolio‡	55,431,432	548,197,177
EQ/Long-Term Bond Portfolio‡	52,819,931	463,259,404
EQ/PIMCO Ultra Short Bond Portfolio‡	23,941,005	232,106,861
EQ/Quality Bond PLUS Portfolio‡	17,159,246	139,616,330
Multimanager Core Bond Portfolio‡	23,676,556	220,381,055

Total Fixed Income		2,427,942,365

Total Investments in Securities (99.9%) (Cost $6,810,619,991)		8,464,280,918
Other Assets Less Liabilities (0.1%)		5,281,607

Net Assets (100%)		$8,469,562,525

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	29,525,070	161,472,570	26,805	(8,524,718)	1,073,278	2,666,827	156,714,762	—	—
1290 VT GAMCO Small Company Value Portfolio	2,067,198	156,148,445	26,805	(3,724,718)	(121,155)	(7,054,420)	145,274,957	—	—
1290 VT Micro Cap Portfolio	8,529,198	95,072,547	3,515,317	(2,128,410)	3,616	(11,940,253)	84,522,817	—	—
1290 VT Small Cap Value Portfolio	7,535,116	95,517,601	15,317	(4,128,410)	(112,985)	(602,796)	90,688,727	—	—
ATM International Managed Volatility Portfolio	63,428,700	727,296,192	122,536	(17,027,282)	71,191	(56,146,632)	654,316,005	—	—
ATM Large Cap Managed Volatility Portfolio	91,554,689	1,583,013,021	252,732	(35,118,769)	(100,100)	(87,203,368)	1,460,843,516	—	—
ATM Mid Cap Managed Volatility Portfolio	13,970,181	107,257,298	17,019,147	(2,660,513)	23,361	(6,059,061)	115,580,232	—	—
ATM Small Cap Managed Volatility Portfolio	50,847,078	657,170,015	607,220	(14,898,872)	(52,805)	(51,796,723)	591,028,835	—	—
EQ/AB Small Cap Growth Portfolio*	13,850,398	281,247,217	12,549,780	(6,917,333)	(39,775)	(35,576,080)	251,263,809	—	—
EQ/American Century Mid Cap Value Portfolio	925,834	23,660,066	3,830	(532,103)	16,175	550,863	23,698,831	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	18,808,096	207,668,379	7,034,462	(4,788,923)	(267,483)	(21,606,519)	188,039,916	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	6,135,614	100,614,417	15,317	(2,128,410)	2,101	(5,522,808)	92,980,617	—	—
EQ/Global Equity Managed Volatility Portfolio	15,109,783	282,470,831	42,121	(5,853,128)	(171,013)	(24,529,039)	251,959,772	—	—
EQ/International Core Managed Volatility Portfolio	14,736,193	174,685,618	30,635	(4,256,821)	(116,275)	(12,167,140)	158,176,017	—	—
EQ/International Equity Index Portfolio	709,356	7,645,449	—	—	—	(495,230)	7,150,219	—	—
EQ/International Value Managed Volatility Portfolio	13,884,817	195,696,684	3,542,122	(5,853,128)	48,226	(14,706,434)	178,727,470	—	—
EQ/Janus Enterprise Portfolio	1,820,956	46,195,419	7,659	(1,064,205)	(12,154)	(3,156,446)	41,970,273	—	—
EQ/JPMorgan Value Opportunities Portfolio	7,617,494	157,297,588	26,805	(5,724,718)	340,393	10,149,529	162,089,597	—	—
EQ/Large Cap Core Managed Volatility Portfolio	28,010,793	397,042,661	61,269	(36,263,643)	(2,214,385)	(15,787,109)	342,838,793	—	—
EQ/Large Cap Growth Index Portfolio	410,863	10,347,914	—	—	—	(942,343)	9,405,571	—	—
EQ/Large Cap Value Managed Volatility Portfolio	12,702,861	267,302,946	42,122	(13,053,128)	(311,202)	(7,742,523)	246,238,215	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	10,710,069	124,660,553	4,022,974	(3,192,615)	(219,316)	(10,591,228)	114,680,368	—	—
EQ/MFS International Growth Portfolio	36,506,513	310,395,084	49,780	(6,917,333)	(385,192)	(25,218,702)	277,923,637	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	19,050,771	179,497,975	14,034,463	(4,788,923)	57,051	(34,056,847)	154,743,719	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,150,322	69,156,834	18,761,487	(1,596,308)	(47,712)	(8,173,076)	78,101,225	—	—
EQ/Value Equity Portfolio	7,491,350	166,871,948	6,026,806	(3,724,718)	(145,416)	(11,647,967)	157,380,653	—	—
Fixed Income
1290 Diversified Bond Fund	8,439,424	89,059,316	648,559	—	—	(2,528,628)	87,179,247	648,558	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,293,489	183,442,960	30,634	(9,256,821)	(4,027)	(8,828,310)	165,384,436	—	—
1290 VT High Yield Bond Portfolio	4,266,168	46,582,274	7,659	(5,064,205)	(4,472)	(1,760,379)	39,760,877	—	—
EQ/Core Bond Index Portfolio	43,631,793	456,896,254	80,415	(18,174,154)	548,172	(20,865,082)	418,485,605	—	—
EQ/Core Plus Bond Portfolio	29,086,224	121,815,199	26,804	(3,724,718)	(111,925)	(4,433,987)	113,571,373	—	—
EQ/Intermediate Government Bond
Portfolio	55,431,432	595,113,577	103,390	(24,366,769)	(284,128)	(22,368,893)	548,197,177	—	—
EQ/Long-Term Bond Portfolio	52,819,931	533,063,990	95,731	(13,302,564)	(742,492)	(55,855,261)	463,259,404	—	—
EQ/PIMCO Ultra Short Bond Portfolio	23,941,005	246,333,739	34,463	(11,788,923)	(288,033)	(2,184,385)	232,106,861	—	—
EQ/Quality Bond PLUS Portfolio	17,159,246	155,563,089	26,805	(8,724,718)	(12,481)	(7,236,365)	139,616,330	—	—
Multimanager Core Bond Portfolio	23,676,556	244,436,262	552,684	(10,321,026)	(43,646)	(14,243,219)	220,381,055	1,163,290	—

Total		9,257,711,932	89,444,655	(299,591,027)	(3,624,608)	(579,660,034)	8,464,280,918	1,811,848	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$87,179,247	$8,377,101,671	$—	$8,464,280,918

Total Assets	$87,179,247	$8,377,101,671	$—	$8,464,280,918

Total Liabilities	$—	$—	$—	$—

Total	$87,179,247	$8,377,101,671	$—	$8,464,280,918

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,768,417,885
Aggregate gross unrealized depreciation	(176,815,129)

Net unrealized appreciation	$1,591,602,756

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,872,678,162

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.4%)
1290 VT Equity Income Portfolio‡	16,912,696	$89,770,124
1290 VT GAMCO Small Company Value Portfolio‡	1,174,766	82,558,155
1290 VT Micro Cap Portfolio‡	3,958,142	39,224,472
1290 VT Small Cap Value Portfolio‡	3,269,578	39,350,936
ATM International Managed Volatility Portfolio‡	32,822,948	338,594,042
ATM Large Cap Managed Volatility Portfolio‡	50,799,642	810,557,367
ATM Mid Cap Managed Volatility Portfolio‡	7,375,446	61,019,662
ATM Small Cap Managed Volatility Portfolio‡	25,198,066	292,893,600
EQ/AB Small Cap Growth Portfolio*‡	6,255,774	113,487,694
EQ/American Century Mid Cap Value Portfolio‡	458,850	11,745,299
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,411,271	124,085,627
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,218,451	48,773,205
EQ/Global Equity Managed Volatility Portfolio‡	8,539,319	142,395,485
EQ/International Core Managed Volatility Portfolio‡	7,101,103	76,222,143
EQ/International Equity Index Portfolio‡	701,168	7,067,679
EQ/International Value Managed Volatility Portfolio‡	7,367,091	94,830,318
EQ/Janus Enterprise Portfolio‡	700,906	16,154,814
EQ/JPMorgan Value Opportunities Portfolio‡	3,562,711	75,809,493
EQ/Large Cap Core Managed Volatility Portfolio‡	16,126,526	197,381,012
EQ/Large Cap Growth Index Portfolio‡	257,439	5,893,361
EQ/Large Cap Value Managed Volatility Portfolio‡	6,842,913	132,646,231
EQ/Loomis Sayles Growth Portfolio*‡	6,408,379	68,619,103
EQ/MFS International Growth Portfolio‡	20,046,259	152,611,926
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,844,518	71,841,381
EQ/T. Rowe Price Growth Stock Portfolio‡	468,066	31,779,401
EQ/Value Equity Portfolio‡	4,134,366	86,856,060

Total Equity		3,212,168,590

Fixed Income (8.6%)
1290 Diversified Bond Fund‡	1,151,206	11,891,962
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,435,113	23,287,946
1290 VT High Yield Bond Portfolio‡	602,529	5,615,592
EQ/Core Bond Index Portfolio‡	4,846,324	46,482,549
EQ/Core Plus Bond Portfolio‡	4,079,951	15,930,759
EQ/Intermediate Government Bond Portfolio‡	6,167,555	60,994,925
EQ/Long-Term Bond Portfolio‡	7,245,594	63,547,783
EQ/PIMCO Ultra Short Bond Portfolio‡	3,013,203	29,212,853
EQ/Quality Bond PLUS Portfolio‡	2,147,679	17,474,603
Multimanager Core Bond Portfolio‡	2,962,008	27,570,332

Total Fixed Income		302,009,304

Total Investments in Securities (100.0%) (Cost $2,684,171,142)		3,514,177,894
Other Assets Less Liabilities (0.0%)		1,644,583

Net Assets (100%)		$3,515,822,477

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	16,912,696	89,367,142	4,802	(1,721,371)	16,584	2,102,967	89,770,124	—	—
1290 VT GAMCO Small Company Value Portfolio	1,174,766	88,126,692	4,269	(1,530,108)	(49,032)	(3,993,666)	82,558,155	—	—
1290 VT Micro Cap Portfolio	3,958,142	42,407,052	3,002,669	(956,318)	3,899	(5,232,830)	39,224,472	—	—
1290 VT Small Cap Value Portfolio	3,269,578	40,537,857	2,668	(956,318)	(2,718)	(230,553)	39,350,936	—	—
ATM International Managed Volatility Portfolio	32,822,948	375,197,725	21,344	(7,650,540)	43,869	(29,018,356)	338,594,042	—	—
ATM Large Cap Managed Volatility Portfolio	50,799,642	875,638,883	46,957	(16,831,188)	(35,152)	(48,262,133)	810,557,367	—	—
ATM Mid Cap Managed Volatility Portfolio	7,375,446	59,618,413	6,003,202	(1,147,581)	11,661	(3,466,033)	61,019,662	—	—
ATM Small Cap Managed Volatility Portfolio	25,198,066	324,810,764	17,608	(6,311,695)	(2,258)	(25,620,819)	292,893,600	—	—
EQ/AB Small Cap Growth Portfolio*	6,255,774	128,203,208	4,257,469	(2,677,689)	(5,911)	(16,289,383)	113,487,694	—	—
EQ/American Century Mid Cap Value Portfolio	458,850	11,655,278	534	(191,264)	5,787	274,964	11,745,299	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,411,271	142,132,157	8,004	(2,868,952)	(291,180)	(14,894,402)	124,085,627	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,218,451	52,814,794	3,201	(1,147,581)	1,787	(2,898,996)	48,773,205	—	—
EQ/Global Equity Managed Volatility Portfolio	8,539,319	158,984,921	7,471	(2,677,689)	(5,815)	(13,913,403)	142,395,485	—	—
EQ/International Core Managed Volatility Portfolio	7,101,103	84,047,224	5,336	(1,912,635)	(57,846)	(5,859,936)	76,222,143	—	—
EQ/International Equity Index Portfolio	701,168	7,557,192	—	—	—	(489,513)	7,067,679	—	—
EQ/International Value Managed Volatility Portfolio	7,367,091	105,538,557	7,471	(2,677,689)	13,505	(8,051,526)	94,830,318	—	—
EQ/Janus Enterprise Portfolio	700,906	17,754,302	1,068	(382,527)	1,919	(1,219,948)	16,154,814	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,562,711	72,630,127	4,802	(1,721,371)	117,884	4,778,051	75,809,493	—	—
EQ/Large Cap Core Managed Volatility Portfolio	16,126,526	221,982,652	11,739	(14,707,797)	(289,590)	(9,615,992)	197,381,012	—	—
EQ/Large Cap Growth Index Portfolio	257,439	6,483,816	—	—	—	(590,455)	5,893,361	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Value Managed Volatility
Portfolio	6,842,913	159,725,779	8,537	(22,060,216)	3,976,049	(9,003,918)	132,646,231	—	—
EQ/Loomis Sayles Growth Portfolio*	6,408,379	76,972,839	4,269	(1,530,108)	(177,650)	(6,650,247)	68,619,103	—	—
EQ/MFS International Growth Portfolio	20,046,259	169,884,885	9,070	(3,251,479)	(102,849)	(13,927,701)	152,611,926	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	8,844,518	85,917,970	4,255,335	(1,912,635)	(23,784)	(16,395,505)	71,841,381	—	—
EQ/T. Rowe Price Growth Stock Portfolio	468,066	23,478,569	12,002,134	(765,054)	(32,628)	(2,903,620)	31,779,401	—	—
EQ/Value Equity Portfolio	4,134,366	95,415,256	4,801	(1,721,371)	(115,538)	(6,727,088)	86,856,060	—	—
Fixed Income
1290 Diversified Bond Fund	1,151,206	12,148,419	88,468	—	—	(344,925)	11,891,962	88,469	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,435,113	25,085,220	1,600	(573,791)	(7,671)	(1,217,412)	23,287,946	—	—
1290 VT High Yield Bond Portfolio	602,529	5,840,483	—	—	—	(224,891)	5,615,592	—	—
EQ/Core Bond Index Portfolio	4,846,324	49,866,898	3,202	(1,147,581)	(9,242)	(2,230,728)	46,482,549	—	—
EQ/Core Plus Bond Portfolio	4,079,951	16,947,227	1,068	(382,527)	(11,676)	(623,333)	15,930,759	—	—
EQ/Intermediate Government Bond Portfolio	6,167,555	65,023,895	4,269	(1,530,108)	(9,514)	(2,493,617)	60,994,925	—	—
EQ/Long-Term Bond Portfolio	7,245,594	72,818,041	4,269	(1,530,108)	(88,592)	(7,655,827)	63,547,783	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,013,203	30,091,180	1,603	(573,791)	(8,867)	(297,272)	29,212,853	—	—
EQ/Quality Bond PLUS Portfolio	2,147,679	18,749,366	1,067	(382,527)	(1,653)	(891,650)	17,474,603	—	—
Multimanager Core Bond Portfolio	2,962,008	29,846,836	64,489	(573,791)	(8,141)	(1,759,061)	27,570,332	144,060	—

Total		3,843,301,619	29,864,795	(106,005,400)	2,855,637	(255,838,757)	3,514,177,894	232,529	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,891,962	$3,502,285,932	$—	$3,514,177,894

Total Assets	$11,891,962	$3,502,285,932	$—	$3,514,177,894

Total Liabilities	$—	$—	$—	$—

Total	$11,891,962	$3,502,285,932	$—	$3,514,177,894

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$843,190,922
Aggregate gross unrealized depreciation	(43,158,428)

Net unrealized appreciation	$800,032,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,714,145,400

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.1%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$315,084
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	27,685	27,695
Series 2020-4 C 1.310%, 12/14/26§	115,000	113,822
Series 2021-3 B 0.660%, 2/13/26§	330,000	324,065
Series 2021-3 C 0.980%, 11/15/27§	710,000	685,680
Americredit Automobile Receivables Trust,
Series 2022-1 B 2.770%, 4/19/27	680,000	667,391
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	182,425	182,321
Series 2020-2 B 0.970%, 2/18/26	15,000	14,754
Series 2021-2 B 0.690%, 1/19/27	190,000	181,989
Series 2021-3 C 1.410%, 8/18/27	425,000	401,499
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	395,536	377,520
Avid Automobile Receivables Trust,
Series 2021-1 A 0.610%, 1/15/25§	338,582	335,741
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	700,000	677,289
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,133,372
Series 2021-4 A3 0.560%, 9/15/26	560,000	536,419
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	98,301	96,446
Series 2021-N4 C 1.720%, 9/11/28	245,000	238,140
Series 2021-P3 A3 0.700%, 11/10/26	665,000	641,822
Series 2021-P4 A3 1.310%, 1/11/27	865,000	842,301
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	42,370	42,068
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	528,414	492,951
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	542,219	542,198
Series 2021-3A A 1.000%, 5/15/30§	250,000	241,577
Series 2021-4 A 1.260%, 10/15/30§	455,000	434,843
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	330,760	324,587
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	195,000	193,262
Series 2021-2 B 0.580%, 12/15/25	585,000	570,353
Series 2021-3 B 1.110%, 5/15/26	375,000	362,615
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	80,000	80,146
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,420
Series 2021-2A B 0.810%, 1/15/27§	145,000	141,929
Series 2021-3A A 0.330%, 4/15/25§	972,422	961,307
Series 2021-4A C 1.500%, 9/15/27§	155,000	148,609
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	780,000	755,175
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	110,000	110,445
Series 2021-1A B 0.500%, 2/18/25	54,978	54,806
Series 2021-2A B 0.570%, 9/15/25	170,000	167,373
Series 2021-3A B 0.690%, 1/15/26	635,000	619,542
Series 2021-4A B 1.050%, 5/15/26	585,000	571,053
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	60,571
Series 2020-4 C 1.280%, 2/16/27§	65,000	63,364
Series 2021-1 B 0.680%, 2/16/27§	100,000	97,175
Series 2021-2 B 0.930%, 6/15/27§	145,000	139,322
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,007,964
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	61,641	61,337
Series 2021-1 A 1.370%, 10/17/33§	275,000	255,521
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	895,000	867,602
Series 2022-1 A3 1.830%, 12/15/26§	325,000	315,992

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
FREED ABS Trust,
Series 2021-3FP A 0.620%, 11/20/28§	$120,424	$119,890
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	54,296
Series 2021-1A B 0.820%, 4/15/25§	145,000	143,699
Series 2021-3A B 0.780%, 11/17/25§	430,000	417,372
Series 2021-4A B 1.530%, 4/15/26§	800,000	776,062
GLS Auto Receivables Trust,
Series 2021-2A B 0.770%, 9/15/25§	335,000	328,365
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,468,160
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	26,891	26,903
Series 2020-1 A3 1.840%, 9/16/24	42,265	42,266
Series 2021-2 A2 0.270%, 6/17/24	177,638	177,019
Series 2021-4 A2 0.280%, 11/18/24	535,000	530,520
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	178,730
Harley-Davidson Motorcycle Trust,
Series 2021-B A2 0.240%, 12/16/24	246,953	245,497
Series 2021-B A3 0.560%, 11/16/26	750,000	726,160
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	69,982
Series 2020-2 A3 0.820%, 7/15/24	87,814	87,155
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	975,308	969,708
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	369,818	365,176
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	496,292
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	650,677
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	106,306	105,555
Series 2021-EA A 0.970%, 12/16/69§	1,266,163	1,184,035
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	648,904
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,159,745
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	53,909	53,965
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	37,545	37,552
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	260,000	257,159
Series 2021-1A C 1.530%, 2/15/28§	350,000	332,832
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	50,495
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	113,361	113,489
Series 2020-2 B 0.960%, 11/15/24	6,486	6,483
Series 2020-4 C 1.010%, 1/15/26	40,000	39,530
Series 2021-2 C 0.900%, 6/15/26	235,000	228,878
Series 2021-3 B 0.600%, 12/15/25	770,000	756,792
Series 2021-3 C 0.950%, 9/15/27	510,000	495,715
Series 2021-4 B 0.880%, 6/15/26	595,000	575,018
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 1/22/24§	453,863	450,013
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	318,090
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	356,337	339,655
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	104,208	103,418
TICP CLO XI Ltd.,
Series 2018-11A E 6.254%, 10/20/31(l)§	595,000	573,603
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	104,221

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	$45,150	$45,002
Series 2021-C A3 0.430%, 1/15/26	745,000	721,190
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	160,000	158,302
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	16,991	16,987
Series 2020-2A C 2.010%, 7/15/25§	195,000	194,940
Series 2020-3A C 1.240%, 11/17/25§	35,000	34,469
Series 2021-1A B 0.640%, 3/16/26§	190,000	186,270
Series 2021-2A B 0.620%, 7/15/26§	240,000	232,893
Series 2021-3A C 1.580%, 1/15/27§	855,000	821,052
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	18,573	18,582
Series 2021-C A2 0.220%, 9/16/24	774,825	770,065
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	283,622

Total Asset-Backed Securities		36,808,907

Collateralized Mortgage Obligation (0.3%)
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58(l)§	2,120,000	2,105,108

Total Collateralized Mortgage Obligation		2,105,108

Commercial Mortgage-Backed Securities (3.6%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	229,114
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	612,496
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	970,696
Series 2021-BN37 A5 2.618%, 11/15/64(l)	755,000	709,295
Series 2022-BNK40 A4 3.507%, 3/15/64(l)	400,000	402,372
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	712,906
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	712,324
Series 2021-B29 A5 2.388%, 9/15/54	695,000	642,863
Series 2021-B31 A5 2.669%, 12/15/54	605,000	572,918
BPR Trust,
Series 2021-NRD A 1.829%, 12/15/23(l)§	420,000	409,509
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	268,104
Series 2014-USA A2 3.953%, 9/15/37§	240,000	237,387
DROP Mortgage Trust,
Series 2021-FILE A 1.547%, 4/15/26(l)§	420,000	412,650
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	235,953
Series K-F107 AS 0.300%, 3/25/28(l)	1,181,797	1,181,797
FREMF Mortgage Trust,
Series 2015-K48 B 3.643%, 8/25/48(l)§	3,000,000	2,977,240
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	303,050
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.718%, 6/15/51(l)	1,190,000	1,166,962
Med Trust,
Series 2021-MDLN A 1.347%, 11/15/38(l)§	385,000	378,381
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.151%, 8/15/46(l)	735,000	738,293
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	248,366
Series 2021-L7 A5 2.574%, 10/15/54	775,000	719,278
Motel Trust,
Series 2021-MTL6 A 1.297%, 9/15/38(l)§	634,956	625,827
SPGN Mortgage Trust,
Series 2022-TFLM A 1.851%, 2/15/39(l)§	760,000	754,772
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 4.984%, 1/15/59(l)	3,000,000	2,895,474
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	4,044,454
Series 2020-C57 A4 2.118%, 8/15/53	355,000	323,217
Series 2020-C58 A4 2.092%, 7/15/53	100,000	90,389
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,408,216

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-C61 A4 2.658%, 11/15/54	$1,100,000	$1,026,507

Total Commercial Mortgage-Backed Securities		26,010,810

Convertible Bonds (1.0%)
Communication Services (0.5%)
Media (0.5%)
DISH Network Corp.
3.375%, 8/15/26	3,745,000	3,368,627

Total Communication Services		3,368,627

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Haemonetics Corp.
(Zero Coupon), 3/1/26	2,305,000	1,930,989

Total Health Care		1,930,989

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp.
1.500%, 2/1/24(e)	1,900,000	1,833,500

Total Information Technology		1,833,500

Total Convertible Bonds		7,133,116

Corporate Bonds (41.8%)
Communication Services (2.8%)
Diversified Telecommunication Services (1.0%)
CCO Holdings LLC
5.500%, 5/1/26§	124,000	125,705
4.750%, 3/1/30§	112,000	107,257
4.750%, 2/1/32§	198,000	184,140
4.500%, 5/1/32	283,000	258,266
4.500%, 6/1/33§	4,144,000	3,708,880
Level 3 Financing, Inc.
5.250%, 3/15/26	254,000	253,720
Lumen Technologies, Inc.
5.125%, 12/15/26§	320,000	304,600
5.375%, 6/15/29§	344,000	304,870
Series G 6.875%, 1/15/28	266,000	264,670
Series W 6.750%, 12/1/23	126,000	130,649
Sprint Capital Corp.
8.750%, 3/15/32	177,000	237,899
TELUS Corp.
3.400%, 5/13/32	515,000	505,434
Windstream Escrow LLC
7.750%, 8/15/28§	210,000	211,798
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	300,000	276,069
6.125%, 3/1/28§	282,000	252,390

		7,126,347

Entertainment (0.7%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	457,000	441,005
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	266,000	267,450
6.500%, 5/15/27§	200,000	212,424
Magallanes, Inc.
5.141%, 3/15/52§	4,270,000	4,376,152

		5,297,031

Interactive Media & Services (0.5%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	218,000	189,050
Tencent Holdings Ltd.
3.680%, 4/22/41§	1,940,000	1,723,476
3.240%, 6/3/50§	1,860,000	1,451,730
3.840%, 4/22/51§	345,000	300,140

		3,664,396

Media (0.5%)
DISH DBS Corp.
5.875%, 7/15/22	81,000	81,203
Gray Escrow II, Inc.
5.375%, 11/15/31§	187,000	178,351
Gray Television, Inc.
5.875%, 7/15/26§	160,000	163,872
4.750%, 10/15/30§	246,000	227,193
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	396,000	375,210
Nexstar Media, Inc.
5.625%, 7/15/27§	445,000	450,006
Outfront Media Capital LLC
5.000%, 8/15/27§	389,000	379,683
Paramount Global
6.875%, 4/30/36	170,000	207,565
Sinclair Television Group, Inc.
5.500%, 3/1/30§	220,000	190,300
Sirius XM Radio, Inc.
3.875%, 9/1/31§	226,000	207,317
Stagwell Global LLC
5.625%, 8/15/29§	284,000	269,155
TEGNA, Inc.
4.750%, 3/15/26§	354,000	352,673
5.000%, 9/15/29	152,000	152,415
Videotron Ltd.
3.625%, 6/15/29§	150,000	138,000
VZ Secured Financing BV
5.000%, 1/15/32§	320,000	294,800
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	349,914

		4,017,657

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.875%, 9/15/23	184,000	195,270
7.625%, 3/1/26	140,000	157,711
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	187,500

		540,481

Total Communication Services		20,645,912

Consumer Discretionary (3.5%)
Auto Components (0.1%)
Aptiv plc
3.100%, 12/1/51	525,000	415,945
Denso Corp.
1.239%, 9/16/26§	565,000	520,491

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Icahn Enterprises LP
6.375%, 12/15/25	$170,000	$172,550

		1,108,986

Automobiles (0.7%)
BMW US Capital LLC
0.750%, 8/12/24§	1,225,000	1,164,583
Daimler Finance North America LLC
3.350%, 2/22/23§	245,000	247,289
General Motors Co.
6.800%, 10/1/27	895,000	1,010,060
6.250%, 10/2/43	790,000	897,004
Hyundai Capital America
0.875%, 6/14/24§	270,000	255,304
2.100%, 9/15/28§	285,000	253,139
Kia Corp.
1.000%, 4/16/24§	200,000	191,846
2.750%, 2/14/27§	450,000	434,088
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	313,917

		4,767,230

Distributors (0.1%)
Ritchie Bros Holdings, Inc.
4.750%, 12/15/31§	230,000	224,825
Univar Solutions USA, Inc.
5.125%, 12/1/27§	327,000	325,365

		550,190

Diversified Consumer Services (0.0%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	200,038

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC
5.750%, 4/15/25§	190,000	195,344
Caesars Entertainment, Inc.
6.250%, 7/1/25§	391,000	402,652
4.625%, 10/15/29§	103,000	96,421
Carnival Corp.
6.000%, 5/1/29§	213,000	200,220
CDI Escrow Issuer, Inc. (CRDI)
5.750%, 4/1/30§	307,000	310,070
CEC Entertainment LLC
6.750%, 5/1/26§	160,000	152,200
Churchill Downs, Inc.
5.500%, 4/1/27§	211,000	212,846
Dave & Buster’s, Inc.
7.625%, 11/1/25§	359,000	376,871
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	310,267
Golden Entertainment, Inc.
7.625%, 4/15/26§	296,000	308,210
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	333,000	343,756
IRB Holding Corp.
7.000%, 6/15/25§	218,000	227,679
6.750%, 2/15/26§	186,000	189,255
Life Time, Inc.
5.750%, 1/15/26§	256,000	255,040
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	253,000	225,170
Powdr Corp.
6.000%, 8/1/25§	81,000	82,721
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	321,000	307,101
Scientific Games Holdings LP
6.625%, 3/1/30§	232,000	227,824
Station Casinos LLC
4.500%, 2/15/28§	473,000	448,167
4.625%, 12/1/31§	241,000	219,310
Vail Resorts, Inc.
6.250%, 5/15/25§	103,000	106,219
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	264,000	253,704
Yum! Brands, Inc.
5.375%, 4/1/32	379,000	379,485

		5,830,532

Household Durables (0.1%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	621,000	638,078
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	374,056
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	16,000	16,269

		1,028,403

Internet & Direct Marketing Retail (0.7%)
Alibaba Group Holding Ltd.
4.200%, 12/6/47	3,680,000	3,405,766
Getty Images, Inc.
9.750%, 3/1/27§	780,000	808,275
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	486,000	461,093
Prosus NV
4.987%, 1/19/52§	475,000	403,750

		5,078,884

Leisure Products (0.3%)
Brunswick Corp.
0.850%, 8/18/24	780,000	734,995
4.400%, 9/15/32	725,000	739,912
Mattel, Inc.
3.750%, 4/1/29§	143,000	136,744
Vista Outdoor, Inc.
4.500%, 3/15/29§	447,000	407,887

		2,019,538

Specialty Retail (0.6%)
Advance Auto Parts, Inc.
3.500%, 3/15/32	90,000	86,384
Asbury Automotive Group, Inc.
4.750%, 3/1/30	102,000	96,263
5.000%, 2/15/32§	231,000	214,206
AutoNation, Inc.
3.500%, 11/15/24	170,000	170,151
3.850%, 3/1/32	580,000	561,461
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	309,726
eG Global Finance plc
8.500%, 10/30/25§	220,000	224,468
Home Depot, Inc. (The)
2.875%, 4/15/27	275,000	274,472
Ken Garff Automotive LLC
4.875%, 9/15/28§	151,000	142,318
LBM Acquisition LLC
6.250%, 1/15/29§	324,000	303,478

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LCM Investments Holdings II LLC
4.875%, 5/1/29§	$315,000	$295,605
Sonic Automotive, Inc.
4.875%, 11/15/31§	202,000	178,770
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	521,000	527,361
SRS Distribution, Inc.
4.625%, 7/1/28§	232,000	220,690
6.000%, 12/1/29§	167,000	154,684
White Cap Buyer LLC
6.875%, 10/15/28§	292,000	275,940

		4,035,977

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	391,000	410,061
Tapestry, Inc.
3.050%, 3/15/32	155,000	140,945

		551,006

Total Consumer Discretionary		25,170,784

Consumer Staples (1.4%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	481,945
Primo Water Holdings, Inc.
4.375%, 4/30/29§	203,000	183,228
Triton Water Holdings, Inc.
6.250%, 4/1/29§	182,000	156,520

		821,693

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
6.875%, 5/1/25§	201,000	206,527
5.500%, 10/15/27§	100,000	99,750
United Natural Foods, Inc.
6.750%, 10/15/28§	132,000	135,300
US Foods, Inc.
6.250%, 4/15/25§	265,000	272,287
4.625%, 6/1/30§	257,000	237,083
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	770,000	748,272

		1,699,219

Food Products (0.6%)
B&G Foods, Inc.
5.250%, 4/1/25	188,000	184,240
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	170,000	170,890
J M Smucker Co. (The)
2.125%, 3/15/32	225,000	196,298
JBS USA LUX SA
3.000%, 5/15/32§	385,000	340,925
4.375%, 2/2/52§	60,000	52,023
Kraft Heinz Foods Co.
6.875%, 1/26/39	210,000	258,287
4.375%, 6/1/46	360,000	357,052
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	235,230
0.750%, 9/24/24§	1,300,000	1,231,039
Post Holdings, Inc.
5.750%, 3/1/27§	102,000	102,255
4.625%, 4/15/30§	117,000	105,154
4.500%, 9/15/31§	396,000	349,470
Sigma Holdco BV
7.875%, 5/15/26§	419,000	346,722
Simmons Foods, Inc.
4.625%, 3/1/29§	336,000	315,000
Viterra Finance BV
2.000%, 4/21/26§	225,000	207,779

		4,452,364

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	68,970
Energizer Holdings, Inc.
4.750%, 6/15/28§	282,000	256,381
Spectrum Brands, Inc.
5.750%, 7/15/25	80,000	81,400
5.500%, 7/15/30§	50,000	47,820
3.875%, 3/15/31§	244,000	214,183

		668,754

Personal Products (0.2%)
GSK Consumer Healthcare Capital US LLC
4.000%, 3/24/52§	725,000	726,994
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	334,000	339,845
Prestige Brands, Inc.
3.750%, 4/1/31§	200,000	178,036

		1,244,875

Tobacco (0.2%)
BAT Capital Corp.
4.700%, 4/2/27	395,000	404,890
4.742%, 3/16/32	730,000	735,037
Reynolds American, Inc.
4.850%, 9/15/23	310,000	317,694

		1,457,621

Total Consumer Staples		10,344,526

Energy (3.0%)
Energy Equipment & Services (0.0%)
Precision Drilling Corp.
7.125%, 1/15/26§	170,000	173,400

Oil, Gas & Consumable Fuels (3.0%)
Aethon United BR LP
8.250%, 2/15/26§	158,000	164,320
Antero Resources Corp.
7.625%, 2/1/29§	63,000	68,027
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	306,000	312,885
Blue Racer Midstream LLC
7.625%, 12/15/25§	104,000	108,680
6.625%, 7/15/26§	268,000	272,208
Boardwalk Pipelines LP
3.600%, 9/1/32	265,000	252,057
BP Capital Markets plc
3.814%, 2/10/24	350,000	356,714
Chevron Corp.
1.141%, 5/11/23	325,000	321,681
Colgate Energy Partners III LLC
5.875%, 7/1/29§	98,000	101,313

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Crescent Energy Finance LLC
7.250%, 5/1/26§	$268,000	$265,990
Crestwood Midstream Partners LP
5.625%, 5/1/27§	120,000	118,800
6.000%, 2/1/29§	439,000	436,805
CrownRock LP
5.625%, 10/15/25§	465,000	472,696
Delek Logistics Partners LP
6.750%, 5/15/25	325,000	324,187
7.125%, 6/1/28§	200,000	196,000
Enbridge, Inc.
3.400%, 8/1/51	195,000	172,869
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	214,000	219,885
Endeavor Energy Resources LP
6.625%, 7/15/25§	46,000	47,667
Energean Israel Finance Ltd.
5.875%, 3/30/31(m)	3,740,000	3,597,880
Energy Transfer LP
3.600%, 2/1/23	245,000	246,433
7.500%, 7/1/38	170,000	208,412
Genesis Energy LP
8.000%, 1/15/27	116,000	118,350
7.750%, 2/1/28	577,000	578,039
Gray Oak Pipeline LLC
2.000%, 9/15/23§	335,000	329,859
Holly Energy Partners LP
5.000%, 2/1/28§	220,000	207,900
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	229,084
MPLX LP
4.950%, 3/14/52	445,000	464,988
New Fortress Energy, Inc.
6.750%, 9/15/25§	3,580,000	3,584,475
NuStar Logistics LP
5.750%, 10/1/25	183,000	186,660
6.000%, 6/1/26	140,000	141,750
Occidental Petroleum Corp.
6.625%, 9/1/30	161,000	184,747
6.125%, 1/1/31	93,000	104,509
6.450%, 9/15/36	476,000	560,038
ONEOK Partners LP
3.375%, 10/1/22	245,000	246,023
ONEOK, Inc.
7.150%, 1/15/51	120,000	152,899
PBF Logistics LP
6.875%, 5/15/23	229,000	227,683
Petroleos Mexicanos
7.690%, 1/23/50	3,955,000	3,440,850
Pioneer Natural Resources Co.
0.550%, 5/15/23	265,000	259,215
Plains All American Pipeline LP
2.850%, 1/31/23	335,000	336,252
Rockcliff Energy II LLC
5.500%, 10/15/29§	113,000	113,000
Southwestern Energy Co.
7.750%, 10/1/27	174,000	183,622
4.750%, 2/1/32	217,000	216,458
Summit Midstream Holdings LLC
8.500%, 10/15/26§	311,000	297,782
Sunoco LP
4.500%, 4/30/30§	276,000	254,086
Targa Resources Corp.
4.200%, 2/1/33	195,000	197,110
Targa Resources Partners LP
5.875%, 4/15/26	361,000	371,794

		21,252,682

Total Energy		21,426,082

Financials (17.4%)
Banks (7.6%)
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%),
2.470%, 12/13/29(k)§	700,000	641,368
ANZ New Zealand Int’l Ltd.
2.166%, 2/18/25§	455,000	443,623
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	729,913
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%),
2.029%, 9/30/27(k)§	1,105,000	999,324
Bank of Montreal
0.625%, 7/9/24	1,500,000	1,425,430
1.500%, 1/10/25	1,065,000	1,021,345
Bank of New Zealand
2.000%, 2/21/25§	250,000	241,947
2.285%, 1/27/27§	605,000	577,780
Bank of Nova Scotia (The) (United States SOFR Compounded Index + 0.55%),
0.761%, 9/15/23(k)	6,235,000	6,221,377
2.951%, 3/11/27	555,000	545,649
2.450%, 2/2/32	740,000	676,592
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	234,593
Barclays plc (ICE LIBOR USD 3 Month + 1.61%),
3.932%, 5/7/25(k)	240,000	241,581
BNP Paribas SA
(SOFR + 1.23%), 2.591%, 1/20/28(k)§	375,000	353,483
(SOFR + 1.22%), 2.159%, 9/15/29(k)§	540,000	480,853
Canadian Imperial Bank of Commerce
3.450%, 4/7/27	365,000	364,674
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	669,207
(SOFR + 0.67%), 0.981%, 5/1/25(k)	115,000	109,674

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.28%), 3.070%, 2/24/28(k)	$765,000	$746,155
Comerica Bank
2.500%, 7/23/24	250,000	247,520
Commonwealth Bank of Australia
(SOFR + 0.40%), 0.486%, 7/7/25(k)§	7,740,000	7,659,202
2.552%, 3/14/27§	765,000	741,721
Cooperatieve Rabobank UA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%),
1.980%, 12/15/27(k)§	1,120,000	1,041,343
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	590,000	556,700
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%),
0.976%, 9/10/25(k)§	1,435,000	1,346,190
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%),
0.856%, 9/30/25(k)§	1,220,000	1,154,291
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%),
1.127%, 9/16/26(k)§	350,000	321,778
HSBC Bank Canada
0.950%, 5/14/23§	350,000	345,215
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	1,175,000	1,153,554
(SOFR + 1.29%), 2.206%, 8/17/29(k)	335,000	302,167
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28(k)	810,000	816,979
JPMorgan Chase & Co.
(SOFR + 1.17%), 2.947%, 2/24/28(k)	720,000	703,887
(SOFR + 1.02%), 2.069%, 6/1/29(k)	540,000	495,536
Lloyds Banking Group plc
4.050%, 8/16/23	350,000	356,543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	710,000	707,345
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%),
2.852%, 1/19/33(k)	460,000	428,920
National Australia Bank Ltd.
(SOFR + 0.38%), 0.463%, 1/12/25(k)§	5,610,000	5,578,709
1.388%, 1/12/25§	1,570,000	1,504,530
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,498,454
NatWest Markets plc
2.375%, 5/21/23§	350,000	348,206
3.479%, 3/22/25§	345,000	344,096
1.600%, 9/29/26§	810,000	741,572
Nordea Bank Abp
1.500%, 9/30/26§	1,105,000	1,012,239
Royal Bank of Canada
1.600%, 1/21/25	240,000	230,135
1.150%, 6/10/25	670,000	631,021
Santander Holdings USA, Inc.
3.450%, 6/2/25	495,000	492,158
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)	305,000	282,876
Societe Generale SA
2.625%, 1/22/25§	240,000	231,975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.337%, 1/21/33(k)§	410,000	378,000
Standard Chartered plc
3.950%, 1/11/23§	325,000	327,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 2.608%, 1/12/28(k)§	260,000	242,959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32(k)§	375,000	328,963
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	795,000	714,691
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	306,652
2.550%, 3/10/25§	365,000	356,729
Swedbank AB
3.356%, 4/4/25§	1,250,000	1,253,861
Toronto-Dominion Bank (The)
3.200%, 3/10/32	725,000	713,266
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27(k)	145,000	134,772
(SOFR + 0.86%), 1.887%, 6/7/29(k)	260,000	236,072
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	324,210
US Bancorp
1.450%, 5/12/25	150,000	143,481

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.02%), 2.677%, 1/27/33(k)	$360,000	$341,733
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	255,000	228,532
Wells Fargo & Co.
(SOFR + 1.51%), 3.526%, 3/24/28(k)	535,000	533,931
Westpac Banking Corp. 1.953%, 11/20/28	785,000	723,264

		55,287,642

Capital Markets (3.8%)
Ares Capital Corp.
4.250%, 3/1/25	695,000	695,613
2.875%, 6/15/28	550,000	487,993
Ares Finance Co. IV LLC
3.650%, 2/1/52§	460,000	391,231
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	405,500
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	285,837
2.050%, 1/26/27	810,000	781,418
Barings BDC, Inc.
3.300%, 11/23/26§	170,000	156,705
Blackstone Private Credit Fund
2.625%, 12/15/26§	1,105,000	991,062
Blackstone Secured Lending Fund
2.850%, 9/30/28§	480,000	416,373
Blue Owl Finance LLC
3.125%, 6/10/31§	2,470,000	2,093,578
4.375%, 2/15/32§	755,000	711,653
Charles Schwab Corp. (The)
2.450%, 3/3/27	535,000	520,150
Credit Suisse AG
1.250%, 8/7/26	730,000	666,302
Deutsche Bank AG
(SOFR + 1.13%), 1.447%, 4/1/25(k)	300,000	286,696
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,075,000	992,767
FS KKR Capital Corp.
4.625%, 7/15/24	1,220,000	1,237,086
3.250%, 7/15/27	35,000	32,186
3.125%, 10/12/28	590,000	525,421
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.431%, 3/9/27(k)	190,000	175,627
(SOFR + 0.91%), 1.948%, 10/21/27(k)	795,000	740,095
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,045,000	1,044,507
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,335,000	3,065,680
Hercules Capital, Inc.
3.375%, 1/20/27	610,000	572,636
Intercontinental Exchange, Inc.
2.100%, 6/15/30	265,000	242,264
Jefferies Group LLC
2.625%, 10/15/31	315,000	281,078
Macquarie Group Ltd.
(SOFR + 2.13%), 4.098%, 6/21/28(k)§	1,025,000	1,024,749
Main Street Capital Corp.
3.000%, 7/14/26	615,000	572,619
Morgan Stanley
(SOFR + 1.00%), 2.475%, 1/21/28(k)	675,000	644,824
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27§	455,000	430,812
Nomura Holdings, Inc.
2.329%, 1/22/27	1,100,000	1,029,884
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	140,000	136,587
Owl Rock Capital Corp.
3.750%, 7/22/25	260,000	252,162
4.250%, 1/15/26	1,030,000	1,004,658
2.625%, 1/15/27	1,710,000	1,532,373
OWL Rock Core Income Corp.
5.500%, 3/21/25§	435,000	434,246
Owl Rock Technology Finance Corp.
4.750%, 12/15/25§	870,000	861,063
State Street Corp.
(SOFR + 0.56%), 1.684%, 11/18/27(k)	275,000	257,328
(SOFR + 1.00%), 2.623%, 2/7/33(k)	250,000	235,735
UBS AG
0.700%, 8/9/24§	1,500,000	1,420,901

		27,637,399

Consumer Finance (2.7%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	152,291
Ally Financial, Inc.
1.450%, 10/2/23	245,000	239,370
American Express Co.
2.550%, 3/4/27	735,000	716,951
American Honda Finance Corp.
3.625%, 10/10/23	325,000	329,524
2.250%, 1/12/29	925,000	860,644
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	401,714
Capital One Financial Corp.
(SOFR + 0.69%), 0.881%, 12/6/24(k)	6,780,000	6,742,619
(SOFR + 0.69%), 1.343%, 12/6/24(k)	575,000	557,836
(SOFR + 1.34%), 2.359%, 7/29/32(k)	245,000	209,254
(SOFR + 1.27%), 2.618%, 11/2/32(k)	200,000	178,910
Caterpillar Financial Services Corp.
0.950%, 5/13/22	340,000	339,997
Curo Group Holdings Corp.
7.500%, 8/1/28§	384,000	328,800

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Enova International, Inc.
8.500%, 9/1/24§	$366,000	$364,170
Ford Motor Credit Co. LLC
4.000%, 11/13/30	410,000	384,888
General Motors Financial Co., Inc.
3.700%, 5/9/23	240,000	242,288
(SOFR + 1.20%), 1.321%, 11/17/23(k)	3,230,000	3,228,385
5.250%, 3/1/26	170,000	177,958
Hyundai Capital Services, Inc.
3.750%, 3/5/23§	325,000	327,834
2.125%, 4/24/25§	270,000	258,293
John Deere Capital Corp.
2.350%, 3/8/27	380,000	370,211
OneMain Finance Corp.
8.875%, 6/1/25	127,000	133,471
PACCAR Financial Corp.
0.500%, 8/9/24	1,525,000	1,450,454
2.000%, 2/4/27	10,000	9,592
Toyota Motor Credit Corp.
3.050%, 3/22/27	770,000	766,467
1.900%, 4/6/28	590,000	548,393

		19,320,314

Diversified Financial Services (0.6%)
AIG Global Funding
2.300%, 7/1/22§	350,000	350,746
0.650%, 6/17/24§	460,000	436,741
Antares Holdings LP
3.750%, 7/15/27§	625,000	582,770
Asteroid Private Merger Sub, Inc.
8.500%, 11/15/29§	176,000	170,285
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	111,364
Jackson Financial, Inc.
4.000%, 11/23/51§	230,000	193,291
LSEGA Financing plc
0.650%, 4/6/24§	865,000	826,662
National Rural Utilities Cooperative Finance Corp.
1.875%, 2/7/25	460,000	446,099
1.650%, 6/15/31	70,000	59,925
ORIX Corp.
3.250%, 12/4/24	230,000	230,683
Shift4 Payments LLC
4.625%, 11/1/26§	413,000	395,964
Verscend Escrow Corp.
9.750%, 8/15/26§	501,000	520,414

		4,324,944

Insurance (2.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	497,000	492,030
AmWINS Group, Inc.
4.875%, 6/30/29§	192,000	183,360
Aon Corp.
3.900%, 2/28/52	260,000	256,709
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	425,523
Assurant, Inc.
4.200%, 9/27/23	170,000	173,088
Athene Global Funding
1.716%, 1/7/25§	470,000	449,248
3.205%, 3/8/27§	695,000	670,495
2.646%, 10/4/31§	445,000	392,798
Berkshire Hathaway Finance Corp.
3.850%, 3/15/52	485,000	493,099
Brighthouse Financial Global Funding
0.600%, 6/28/23§	560,000	546,277
1.200%, 12/15/23§	720,000	699,375
1.750%, 1/13/25§	85,000	80,933
Brown & Brown, Inc.
4.950%, 3/17/52	735,000	785,230
CNO Global Funding
2.650%, 1/6/29§	775,000	715,354
Corebridge Financial, Inc.
4.400%, 4/5/52§	565,000	567,701
Everest Reinsurance Holdings, Inc.
3.125%, 10/15/52	785,000	652,026
F&G Global Funding
2.000%, 9/20/28§	520,000	464,875
GA Global Funding Trust
1.250%, 12/8/23§	755,000	730,146
2.250%, 1/6/27§	775,000	724,452
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	149,097
Hill City Funding Trust
4.046%, 8/15/41§	790,000	658,039
HUB International Ltd.
7.000%, 5/1/26§	712,000	718,230
Jackson National Life Global Funding
1.750%, 1/12/25§	750,000	718,354
Lincoln National Corp.
3.400%, 3/1/32	295,000	283,738
Manulife Financial Corp.
3.703%, 3/16/32	730,000	737,256
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	273,413
Met Tower Global Funding
0.700%, 4/5/24§	860,000	823,032
Metropolitan Life Global Funding I
0.700%, 9/27/24§	710,000	670,545
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	526,425
Protective Life Global Funding
0.502%, 4/12/23§	860,000	846,163
0.781%, 7/5/24§	630,000	598,586
1.646%, 1/13/25§	915,000	877,527
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	150,000	151,870
1.512%, 9/28/26§	305,000	280,173
RGA Global Funding
2.700%, 1/18/29§	590,000	559,312
Trustage Financial Group, Inc.
4.625%, 4/15/32§	420,000	422,370

		18,796,849

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	226,000	224,870

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
7.625%, 5/1/26§	$54,000	$51,570
6.625%, 1/15/27§	188,000	173,900
PHH Mortgage Corp.
7.875%, 3/15/26§	160,000	150,168
Rocket Mortgage LLC
2.875%, 10/15/26§	135,000	123,693

		724,201

Total Financials		126,091,349

Health Care (1.7%)
Biotechnology (0.0%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	189,878

Health Care Equipment & Supplies (0.2%)
DH Europe Finance II SARL
2.200%, 11/15/24	240,000	235,311
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	250,000	230,475
5.250%, 10/1/29§	162,000	151,065
Varex Imaging Corp.
7.875%, 10/15/27§	324,000	346,680

		963,531

Health Care Providers & Services (0.7%)
AdaptHealth LLC
6.125%, 8/1/28§	199,000	195,020
5.125%, 3/1/30§	215,000	199,144
Aetna, Inc.
2.800%, 6/15/23	325,000	326,279
AmerisourceBergen Corp.
0.737%, 3/15/23	435,000	428,624
Centene Corp.
3.000%, 10/15/30	70,000	64,402
CVS Health Corp.
4.300%, 3/25/28	38,000	39,894
HCA, Inc.
7.690%, 6/15/25	180,000	198,000
4.625%, 3/15/52§	600,000	606,684
HealthEquity, Inc.
4.500%, 10/1/29§	522,000	494,595
Humana, Inc.
0.650%, 8/3/23	1,100,000	1,066,736
McKesson Corp.
1.300%, 8/15/26	490,000	450,537
Tenet Healthcare Corp.
4.875%, 1/1/26§	375,000	378,000
US Acute Care Solutions LLC
6.375%, 3/1/26§	263,000	259,384
Vizient, Inc.
6.250%, 5/15/27§	132,000	135,795

		4,843,094

Health Care Technology (0.0%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	203,510

Pharmaceuticals (0.8%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	327,000	334,562
Bausch Health Cos., Inc.
5.500%, 11/1/25§	428,000	425,667
5.000%, 1/30/28§	1,990,000	1,630,606
4.875%, 6/1/28§	143,000	136,923
6.250%, 2/15/29§	186,000	153,576
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	169,302
Bristol-Myers Squibb Co.
3.900%, 3/15/62	375,000	379,349
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	319,000	321,392
3.500%, 4/1/30§	83,000	75,945
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	192,000
Johnson & Johnson
3.400%, 1/15/38	405,000	407,799
Organon & Co.
5.125%, 4/30/31§	200,000	193,170
P&L Development LLC
7.750%, 11/15/25§	237,000	218,040
Roche Holdings, Inc.
2.314%, 3/10/27§	1,050,000	1,018,279
Viatris, Inc.
1.125%, 6/22/22	340,000	339,147

		5,995,757

Total Health Care		12,195,770

Industrials (4.3%)
Aerospace & Defense (2.0%)
Boeing Co. (The)
3.750%, 2/1/50	7,520,000	6,714,145
5.805%, 5/1/50	1,405,000	1,613,310
3.950%, 8/1/59	885,000	762,038
Embraer Netherlands Finance BV
6.950%, 1/17/28§	3,240,000	3,424,883
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23§	1,525,000	1,480,302
Rolls-Royce plc
5.750%, 10/15/27§	200,000	204,530

		14,199,208

Airlines (0.3%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	2,130,000	2,149,340

Building Products (0.2%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	236,000	200,798
Fortune Brands Home & Security, Inc.
4.500%, 3/25/52	580,000	562,491
JELD-WEN, Inc.
6.250%, 5/15/25§	177,000	181,868
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	202,000	193,587
Standard Industries, Inc.
4.375%, 7/15/30§	238,000	218,555
Summit Materials LLC
5.250%, 1/15/29§	271,000	266,935
Victors Merger Corp.
6.375%, 5/15/29§	194,000	158,595

		1,782,829

Commercial Services & Supplies (0.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	90,000	83,286
ADT Security Corp. (The)
4.125%, 6/15/23	116,000	117,015
4.875%, 7/15/32§	350,000	322,437

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Allied Universal Holdco LLC
6.625%, 7/15/26§	$527,000	$531,980
9.750%, 7/15/27§	329,000	338,969
6.000%, 6/1/29§	48,000	42,120
Aramark Services, Inc.
5.000%, 4/1/25§	152,000	151,240
6.375%, 5/1/25§	264,000	269,782
Cimpress plc
7.000%, 6/15/26§	150,000	142,313
Covanta Holding Corp.
5.000%, 9/1/30	89,000	84,328
Garda World Security Corp.
9.500%, 11/1/27§	513,000	523,260
6.000%, 6/1/29§	220,000	198,216
GFL Environmental, Inc.
5.125%, 12/15/26§	190,000	191,157
4.750%, 6/15/29§	206,000	196,359
KAR Auction Services, Inc.
5.125%, 6/1/25§	864,000	871,344
Madison IAQ LLC
5.875%, 6/30/29§	125,000	112,187
Matthews International Corp.
5.250%, 12/1/25§	487,000	489,435
Nielsen Finance LLC
5.875%, 10/1/30§	346,000	346,000
4.750%, 7/15/31§	264,000	262,515

		5,273,943

Construction & Engineering (0.2%)
Artera Services LLC
9.033%, 12/4/25§	583,333	581,770
Dycom Industries, Inc.
4.500%, 4/15/29§	338,000	318,565
Pike Corp.
5.500%, 9/1/28§	244,000	228,445
Weekley Homes LLC
4.875%, 9/15/28§	171,000	157,320

		1,286,100

Machinery (0.2%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	248,000	231,880
Clark Equipment Co.
5.875%, 6/1/25§	199,000	200,804
Daimler Trucks Finance North America LLC
3.650%, 4/7/27§	615,000	613,106
2.375%, 12/14/28§	310,000	282,230
Welbilt, Inc.
9.500%, 2/15/24	488,000	496,052

		1,824,072

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	270,000	254,138
Science Applications International Corp.
4.875%, 4/1/28§	170,000	167,237

		421,375

Road & Rail (0.4%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	314,000	308,113
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	230,000	231,668
Ryder System, Inc.
3.350%, 9/1/25	160,000	159,750
2.850%, 3/1/27	370,000	359,067
Triton Container International Ltd.
0.800%, 8/1/23§	790,000	766,794
Watco Cos. LLC
6.500%, 6/15/27§	721,000	711,086
XPO Logistics, Inc.
6.250%, 5/1/25§	254,000	261,887

		2,798,365

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	300,000	271,104
Aircastle Ltd.
2.850%, 1/26/28§	450,000	402,177
Aviation Capital Group LLC
3.875%, 5/1/23§	325,000	326,203
GATX Corp.
3.500%, 6/1/32	245,000	236,289
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	62,550
7.250%, 6/15/28§	215,000	227,534

		1,525,857

Total Industrials		31,261,089

Information Technology (3.2%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	232,000	221,560
CommScope, Inc.
6.000%, 3/1/26§	414,000	417,747
8.250%, 3/1/27§	247,000	240,578
4.750%, 9/1/29§	376,000	346,860

		1,226,745

Electronic Equipment, Instruments & Components (0.2%)
CDW LLC
3.276%, 12/1/28	725,000	680,558
Flex Ltd.
4.875%, 6/15/29	50,000	52,025
II-VI, Inc.
5.000%, 12/15/29§	92,000	90,390
Likewize Corp.
9.750%, 10/15/25§	434,000	437,797

		1,260,770

IT Services (0.5%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	160,000	141,800
Alliance Data Systems Corp.
4.750%, 12/15/24§	610,000	598,776
7.000%, 1/15/26§	254,000	257,810
Black Knight InfoServ LLC
3.625%, 9/1/28§	147,000	139,387
DXC Technology Co.
2.375%, 9/15/28	790,000	715,984
Global Payments, Inc.
1.500%, 11/15/24	450,000	430,402
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	193,000
Northwest Fiber LLC
6.000%, 2/15/28§	121,000	105,270

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
PayPal Holdings, Inc.
1.350%, 6/1/23	$240,000	$238,161
Unisys Corp.
6.875%, 11/1/27§	355,000	371,419
Western Union Co. (The)
1.350%, 3/15/26	175,000	161,057

		3,353,066

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.110%, 9/15/28	473,000	478,692
4.000%, 4/15/29§	745,000	745,089
3.137%, 11/15/35§	137,000	120,667
Marvell Technology, Inc.
4.200%, 6/22/23	165,000	167,627
Microchip Technology, Inc.
2.670%, 9/1/23	115,000	114,696
NXP BV
3.400%, 5/1/30§	1,220,000	1,182,485
Qorvo, Inc.
1.750%, 12/15/24§	165,000	157,388

		2,966,644

Software (1.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	323,000	331,075
Boxer Parent Co., Inc.
7.125%, 10/2/25§	260,000	269,750
Camelot Finance SA
4.500%, 11/1/26§	434,000	419,353
Change Healthcare Holdings LLC
5.750%, 3/1/25§	895,000	891,644
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	529,000	497,260
Condor Merger Sub, Inc.
7.375%, 2/15/30§	253,000	242,247
Helios Software Holdings, Inc.
4.625%, 5/1/28§	534,000	492,615
Infor, Inc.
1.450%, 7/15/23§	80,000	78,399
LogMeIn, Inc.
5.500%, 9/1/27§	286,000	266,695
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	488,000	474,019
NCR Corp.
5.000%, 10/1/28§	297,000	282,536
5.125%, 4/15/29§	431,000	413,652
NortonLifeLock, Inc.
5.000%, 4/15/25§	52,000	51,935
Open Text Holdings, Inc.
4.125%, 12/1/31§	283,000	265,550
Oracle Corp.
3.850%, 7/15/36	170,000	156,365
Rocket Software, Inc.
6.500%, 2/15/29§	412,000	373,375
SS&C Technologies, Inc.
5.500%, 9/30/27§	765,000	772,099
VMware, Inc.
0.600%, 8/15/23	1,500,000	1,457,755
ZoomInfo Technologies LLC
3.875%, 2/1/29§	365,000	333,975

		8,070,299

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
6.020%, 6/15/26	4,800,000	5,211,266
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	74,000	75,110
HP, Inc.
4.200%, 4/15/32	690,000	689,031
Western Digital Corp.
3.100%, 2/1/32	65,000	57,964

		6,033,371

Total Information Technology		22,910,895

Materials (1.1%)
Chemicals (0.4%)
Avient Corp.
5.750%, 5/15/25§	130,000	133,033
Diamond BC BV
4.625%, 10/1/29§	79,000	70,508
Illuminate Buyer LLC
9.000%, 7/1/28§	503,000	508,030
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	227,281
Minerals Technologies, Inc.
5.000%, 7/1/28§	313,000	298,132
NOVA Chemicals Corp.
4.875%, 6/1/24§	128,000	129,920
Nufarm Australia Ltd.
5.000%, 1/27/30§	228,000	224,580
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	365,350
6.250%, 10/1/29§	200,000	177,000
Sherwin-Williams Co. (The)
2.900%, 3/15/52	350,000	285,986
WR Grace Holdings LLC
5.625%, 8/15/29§	454,000	424,535

		2,844,355

Containers & Packaging (0.7%)
ARD Finance SA
6.500%, 6/30/27§	200,000	182,250
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	189,000
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	384,348
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	279,000	261,214
Crown Americas LLC
5.250%, 4/1/30§	372,000	381,311
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	531,000	546,930
Graham Packaging Co., Inc.
7.125%, 8/15/28§	227,000	206,445
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	321,000	317,309
LABL, Inc.
6.750%, 7/15/26§	258,000	255,097
10.500%, 7/15/27§	447,000	446,844
5.875%, 11/1/28§	164,000	154,980
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	464,000	461,048
7.250%, 4/15/25§	824,000	814,565

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	$236,000	$233,935
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	450,000

		5,285,276

Metals & Mining (0.0%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	268,000	239,860

Total Materials		8,369,491

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)
3.550%, 3/15/52	380,000	352,601
American Campus Communities Operating Partnership LP (REIT)
2.250%, 1/15/29	255,000	233,013
Crown Castle International Corp. (REIT)
2.900%, 3/15/27	590,000	571,273
Extra Space Storage LP (REIT)
3.900%, 4/1/29	185,000	185,467
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	304,000	294,880
Kilroy Realty LP (REIT)
2.650%, 11/15/33	490,000	424,954
Life Storage LP (REIT)
2.400%, 10/15/31	475,000	418,892
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	248,000	251,100
Office Properties Income Trust (REIT)
4.500%, 2/1/25	10,000	10,000
2.400%, 2/1/27	465,000	415,011
3.450%, 10/15/31	450,000	388,056
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	147,000	152,880
5.875%, 10/1/28§	243,000	242,392
4.875%, 5/15/29§	169,000	158,032
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	60,825
Simon Property Group LP (REIT)
1.750%, 2/1/28	95,000	86,659
Welltower, Inc. (REIT)
2.750%, 1/15/32	290,000	267,249
3.850%, 6/15/32	315,000	317,689
XHR LP (REIT)
6.375%, 8/15/25§	251,000	258,530
4.875%, 6/1/29§	111,000	107,914

		5,197,417

Real Estate Management & Development (1.4%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30(m)	6,510,000	4,394,250
3.875%, 10/22/30(m)	3,260,000	2,200,500
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	153,000	159,885
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	476,000	474,810
Howard Hughes Corp. (The)
4.375%, 2/1/31§	181,000	169,829
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, 11/9/27(m)	2,615,000	2,458,590

		9,857,864

Total Real Estate		15,055,281

Utilities (1.3%)
Electric Utilities (1.0%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	122,897
Alabama Power Co.
3.000%, 3/15/52	240,000	205,336
American Electric Power Co., Inc.
2.031%, 3/15/24	430,000	422,476
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	365,680
Duke Energy Corp.
3.150%, 8/15/27	170,000	167,354
Edison International
4.950%, 4/15/25	155,000	159,249
Entergy Corp.
0.900%, 9/15/25	145,000	133,408
Eversource Energy
3.375%, 3/1/32	235,000	230,459
Exelon Corp.
4.100%, 3/15/52§	290,000	294,448
Fells Point Funding Trust
3.046%, 1/31/27§	745,000	712,494
Interstate Power & Light Co.
3.100%, 11/30/51	530,000	462,352
New England Power Co.
2.807%, 10/6/50§	130,000	103,708
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	280,000	276,128
2.940%, 3/21/24	435,000	434,905
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.800%, 3/15/82(k)	315,000	290,998
Oncor Electric Delivery Co. LLC
2.700%, 11/15/51§	305,000	260,952
Pacific Gas and Electric Co.
(United States SOFR Compounded Index + 1.15%), 1.264%, 11/14/22(k)	95,000	94,883
4.200%, 3/1/29	325,000	321,753

See Notes to Portfolio of Investments.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Public Service Electric & Gas Co.
3.100%, 3/15/32		$175,000	$172,566
2.700%, 5/1/50		40,000	33,716
Southern California Edison Co.
(SOFR + 0.47%), 0.622%, 12/2/22(k)		335,000	335,045
1.100%, 4/1/24		655,000	629,984
Series J 0.700%, 8/1/23		190,000	185,202
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	67,312
Tucson Electric Power Co.
3.250%, 5/15/32		410,000	399,526
Vistra Operations Co. LLC
3.550%, 7/15/24§		170,000	167,955

			7,050,786

Gas Utilities (0.1%)
Southwest Gas Corp.
4.050%, 3/15/32		200,000	199,626
3.180%, 8/15/51		405,000	334,281

			533,907

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
3.300%, 7/15/25§		110,000	107,580

Multi-Utilities (0.2%)
Ameren Corp.
1.750%, 3/15/28		90,000	82,259
DTE Energy Co.
Series C 2.529%, 10/1/24(e)		170,000	167,201
Puget Energy, Inc.
4.224%, 3/15/32		245,000	244,665
Sempra Energy
3.700%, 4/1/29		255,000	256,488
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)		505,000	471,165

			1,221,778

Water Utilities (0.0%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		345,000	355,533

Total Utilities			9,269,584

Total Corporate Bonds			302,740,763

Foreign Government Securities (13.1%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	75,010,000	19,647,012
Mex Bonos Desarr Fix Rt
Series M 8.000%, 11/7/47	MXN	798,000,000	38,428,073
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	67,020,000	12,834,082
Republic of Poland
Series 1023 4.000%, 10/25/23	PLN	58,435,000	13,611,075
Titulos de Tesoreria
Series B 7.000%, 3/26/31	COP	45,200,000,000	10,077,203

Total Foreign Government Securities			94,597,445

Mortgage-Backed Securities (6.2%)
FHLMC UMBS
4.000%, 6/1/38		$9,729	10,041
4.000%, 8/1/48		140,974	144,491
4.000%, 11/1/48		7,889	8,076
4.000%, 12/1/48		3,801	3,895
4.000%, 2/1/49		63,356	64,838
4.000%, 7/1/49		311,089	318,267
4.000%, 12/1/49		8,391	8,574
2.500%, 5/1/50		402,479	386,205
2.500%, 6/1/50		423,380	406,261
2.000%, 11/1/50		295,349	275,530
2.500%, 3/1/52		4,072,647	3,893,017
2.500%, 4/1/52		6,342,000	6,062,277
FNMA UMBS
4.000%, 10/1/48		313,374	320,899
3.500%, 8/1/49		2,653,777	2,668,308
3.000%, 7/1/50		1,861,899	1,831,448
3.000%, 8/1/50		958,501	942,526
2.500%, 9/1/50		226,258	216,809
3.500%, 1/1/51		3,408,006	3,424,536
2.000%, 2/1/52		21,617,406	20,099,289
3.000%, 3/1/52		3,067,420	3,006,470
GNMA
3.500%, 12/20/49		709,946	716,912

Total Mortgage-Backed Securities			44,808,669

U.S. Treasury Obligations (26.4%)
U.S. Treasury Bonds
7.125%, 2/15/23		788,000	825,937
7.500%, 11/15/24		500,000	564,518
6.000%, 2/15/26		990,000	1,118,805
6.500%, 11/15/26		75,000	88,129
6.375%, 8/15/27		300,000	358,876
6.125%, 11/15/27		250,000	297,866
5.500%, 8/15/28		300,000	353,852
5.250%, 11/15/28		1,050,000	1,231,468
5.250%, 2/15/29		800,000	942,922
1.125%, 5/15/40		3,340,000	2,634,710
1.750%, 8/15/41		16,470,000	14,294,702
2.000%, 11/15/41		5,505,000	4,988,844
2.375%, 2/15/42		1,940,000	1,872,403
2.000%, 2/15/50		1,975,000	1,780,614
1.625%, 11/15/50		710,000	583,312
1.875%, 2/15/51		1,270,000	1,110,629
2.375%, 5/15/51		7,640,000	7,494,823
2.000%, 8/15/51		27,050,000	24,401,259
2.250%, 2/15/52		2,215,000	2,122,940
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.655%, 1/31/23(k)		8,120,000	8,128,810
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.635%, 7/31/23(k)		31,990,000	32,031,715

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.641%, 10/31/23(k)	$67,290,000	$67,390,531
1.875%, 2/28/27	3,815,000	3,718,445
0.625%, 3/31/27	500,000	457,701
2.375%, 5/15/27	800,000	797,413
1.625%, 5/15/31	1,915,000	1,804,174
1.875%, 2/15/32	9,900,000	9,505,544

Total U.S. Treasury Obligations		190,900,942

Total Long-Term Debt Securities (97.5%) (Cost $733,551,721)		705,105,760

Total Investments in Securities (97.5%) (Cost $733,551,721)		705,105,760

Other Assets Less Liabilities (2.5%)		18,445,243

Net Assets (100%)		$723,551,003

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2022, the market value of these securities amounted to $193,180,377 or 26.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2022, the market value of these securities amounted to $12,651,220 or 1.7% of net assets.

Glossary:
BRL	— Brazilian Real
CRDI	— CREST Depository Interest
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
THB	— Thailand Baht
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	2.4%
Bermuda	0.1
Brazil	2.3
Canada	2.7
Cayman Islands	0.1
China	2.4
Colombia	1.4
Denmark	0.2
Finland	0.1
France	0.3
Germany	0.6
Ireland	0.2
Israel	0.5
Italy	0.0	#
Japan	0.5
Luxembourg	0.1
Mexico	5.8
Netherlands	0.6
New Zealand	0.2
Norway	0.2
Peru	2.7
Poland	1.9
South Korea	0.2
Spain	0.0	#
Sweden	0.2
Switzerland	0.4
United Arab Emirates	0.0	#
United Kingdom	1.3
United States	70.1
Cash and Other	2.5

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	446	6/2022	USD	54,802,250	(2,185,792)
U.S. Treasury Ultra Bond	215	6/2022	USD	38,081,875	(104,606)

					(2,290,398)

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CLP	31,870,000,000	USD	37,924,223	HSBC Bank plc**	4/8/2022	2,555,458
SEK	172,300,000	USD	17,707,755	HSBC Bank plc	4/14/2022	620,516
BRL	78,040,000	USD	14,216,062	HSBC Bank plc**	4/19/2022	2,105,115
THB	290,000,000	USD	8,713,942	JPMorgan Chase Bank	4/25/2022	8,475
USD	7,208,170	THB	236,100,000	HSBC Bank plc	4/25/2022	106,919
USD	1,627,465	THB	53,900,000	JPMorgan Chase Bank	4/25/2022	6,298
EUR	9,590,000	USD	10,586,882	Barclays Bank plc	4/26/2022	28,872
PLN	30,760,000	USD	7,129,117	Citibank NA	4/26/2022	176,580
PLN	33,140,000	USD	7,405,587	HSBC Bank plc	4/26/2022	465,376
USD	27,362,779	EUR	24,100,000	Citibank NA	4/26/2022	685,022
USD	961,976	EUR	860,000	HSBC Bank plc	4/26/2022	9,990
USD	11,093,843	PLN	44,800,000	Citibank NA	4/26/2022	453,556
USD	7,822,479	PLN	31,110,000	Morgan Stanley	4/26/2022	433,655
COP	3,060,000,000	USD	795,557	JPMorgan Chase Bank**	4/29/2022	12,778
NZD	17,130,000	USD	11,362,243	Citibank NA	5/9/2022	503,028
MXN	26,400,000	USD	1,259,091	JPMorgan Chase Bank	5/24/2022	56,082
MXN	162,800,000	USD	7,735,070	Morgan Stanley	5/24/2022	375,160
USD	11,984,978	GBP	8,820,000	JPMorgan Chase Bank	5/25/2022	401,659
USD	6,270,956	THB	207,600,000	HSBC Bank plc	6/10/2022	21,802
NOK	101,600,000	USD	11,393,136	Morgan Stanley	6/13/2022	141,729
KRW	34,520,000,000	USD	28,129,043	Citibank NA**	6/14/2022	330,730
USD	26,852,507	CHF	24,660,000	Goldman Sachs Bank USA	6/15/2022	81,085

Total unrealized appreciation						9,579,885

USD	17,243,132	CLP	14,040,000,000	HSBC Bank plc**	4/8/2022	(589,775)
SEK	69,300,000	USD	7,537,946	Citibank NA	4/14/2022	(166,215)
SEK	100,600,000	USD	11,270,671	HSBC Bank plc	4/14/2022	(569,428)
USD	17,623,695	SEK	169,900,000	HSBC Bank plc	4/14/2022	(449,278)
USD	17,266,887	BRL	86,460,000	HSBC Bank plc**	4/19/2022	(815,237)
EUR	6,440,000	USD	7,179,479	HSBC Bank plc	4/26/2022	(50,651)
EUR	16,900,000	USD	18,998,608	JPMorgan Chase Bank	4/26/2022	(290,969)
EUR	15,880,000	USD	18,026,553	Morgan Stanley	4/26/2022	(448,015)
EUR	14,310,000	USD	16,390,399	National Australia Bank Ltd.	4/26/2022	(549,789)
PLN	90,070,000	USD	22,135,714	Citibank NA	4/26/2022	(743,513)
USD	25,528,042	EUR	23,360,000	Citibank NA	4/26/2022	(330,564)
USD	10,694,820	COP	42,800,000,000	JPMorgan Chase Bank**	4/29/2022	(611,314)
USD	300,951	NZD	450,000	Morgan Stanley	5/9/2022	(10,747)
USD	7,583,879	PEN	29,400,000	HSBC Bank plc**	5/9/2022	(384,095)
USD	38,712,992	MXN	798,800,000	Citibank NA	5/24/2022	(1,080,940)
USD	6,446,110	GBP	4,920,000	JPMorgan Chase Bank	5/25/2022	(15,333)
THB	207,600,000	USD	6,443,703	HSBC Bank plc	6/10/2022	(194,549)
USD	11,290,394	NOK	101,600,000	Morgan Stanley	6/13/2022	(244,470)
KRW	8,000,000,000	USD	6,612,062	Citibank NA**	6/14/2022	(16,518)
CHF	10,090,000	USD	11,033,352	Morgan Stanley	6/15/2022	(79,432)

Total unrealized depreciation						(7,640,832)

Net unrealized appreciation						1,939,053

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Europe
Crossover Index Series 36-V1	5.00	Quarterly	12/20/2026	3.11	EUR 15,125,000	1,438,282	(82,943)	1,355,339

Total Centrally Cleared Credit default swap contracts outstanding						1,438,282	(82,943)	1,355,339

OTC Inflation-linked swap contracts outstanding as of March 31, 2022 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 45,250,000	(5,106,574)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 22,300,000	(2,310,108)

							(7,416,682)

OTC Interest rate swap contracts outstanding as of March 31, 2022 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 52,400,000	3,604,062
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 25,750,000	1,289,853

							4,893,915

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$36,808,907		$—	$36,808,907
Collateralized Mortgage Obligation	—	2,105,108		—	2,105,108
Commercial Mortgage-Backed Securities	—	26,010,810		—	26,010,810
Convertible Bonds
Communication Services	—	3,368,627		—	3,368,627
Health Care	—	1,930,989		—	1,930,989
Information Technology	—	1,833,500		—	1,833,500
Corporate Bonds
Communication Services	—	20,645,912		—	20,645,912
Consumer Discretionary	—	25,170,784		—	25,170,784
Consumer Staples	—	10,344,526		—	10,344,526
Energy	—	21,426,082		—	21,426,082
Financials	—	126,091,349		—	126,091,349
Health Care	—	12,195,770		—	12,195,770
Industrials	—	31,261,089		—	31,261,089
Information Technology	—	22,910,895		—	22,910,895
Materials	—	8,369,491		—	8,369,491
Real Estate	—	15,055,281		—	15,055,281
Utilities	—	9,269,584		—	9,269,584
Foreign Government Securities	—	94,597,445		—	94,597,445
Forward Currency Contracts	—	9,579,885		—	9,579,885
Mortgage-Backed Securities	—	44,808,669		—	44,808,669
OTC Interest Rate Swaps	—	4,893,915		—	4,893,915
U.S. Treasury Obligations	—	190,900,942		—	190,900,942

Total Assets	$—	$719,579,560		$—	$719,579,560

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(82,943	) $	—	$(82,943)
Forward Currency Contracts	—	(7,640,832)		—	(7,640,832)
Futures	(2,290,398)	—		—	(2,290,398)
OTC Inflation-linked Swaps	—	(7,416,682)		—	(7,416,682)

Total Liabilities	$(2,290,398)	$(15,140,457)		$—	$(17,430,855)

Total	$(2,290,398)	$704,439,103		$—	$702,148,705

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,181,737
Aggregate gross unrealized depreciation	(48,725,801)

Net unrealized depreciation	$(30,544,064)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$734,131,051

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (37.4%)
EQ/American Century Mid Cap Value Portfolio‡	47,621	$1,218,975
EQ/Emerging Markets Equity PLUS Portfolio‡	103,627	1,046,064
EQ/Equity 500 Index Portfolio‡	80,512	5,508,062
EQ/International Equity Index Portfolio‡	197,027	1,986,004
EQ/Janus Enterprise Portfolio‡	67,287	1,550,870
EQ/MFS International Growth Portfolio‡	146,932	1,118,594
EQ/Small Company Index Portfolio‡	61,765	739,689
EQ/Value Equity Portfolio‡	37,191	781,318
Multimanager Aggressive Equity Portfolio*‡	10,189	775,709

Total Equity		14,725,285

Fixed Income (62.7%)
1290 Diversified Bond Fund‡	351,916	3,635,294
1290 VT High Yield Bond Portfolio‡	390,482	3,639,306
EQ/Core Bond Index Portfolio‡	346,909	3,327,313
EQ/Core Plus Bond Portfolio‡	1,299,011	5,072,176
EQ/Long-Term Bond Portfolio‡	372,477	3,266,827
EQ/PIMCO Ultra Short Bond Portfolio‡	223,832	2,170,041
EQ/Quality Bond PLUS Portfolio‡	443,721	3,610,342

Total Fixed Income		24,721,299

Total Investments in Securities (100.1%) (Cost $34,585,644)		39,446,584
Other Assets Less Liabilities (-0.1%)		(50,671)

Net Assets (100%)		$39,395,913

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	47,621	1,159,777	73,302	(43,862)	994	28,764	1,218,975	—	—
EQ/Emerging Markets Equity PLUS Portfolio	103,627	1,007,871	127,095	(39,875)	19	(49,046)	1,046,064	—	—
EQ/Equity 500 Index Portfolio	80,512	6,563,585	70,145	(826,274)	473,470	(772,864)	5,508,062	—	—
EQ/International Equity Index Portfolio	197,027	2,199,339	125,397	(208,737)	8,939	(138,934)	1,986,004	—	—
EQ/Janus Enterprise Portfolio	67,287	1,468,197	225,720	(51,837)	(11)	(91,199)	1,550,870	—	—
EQ/MFS International Growth Portfolio	146,932	1,292,338	14,513	(82,850)	(1,541)	(103,866)	1,118,594	—	—
EQ/Small Company Index Portfolio	61,765	924,161	9,674	(131,900)	11,514	(73,760)	739,689	—	—
EQ/Value Equity Portfolio	37,191	865,157	9,674	(31,900)	189	(61,802)	781,318	—	—
Multimanager Aggressive Equity Portfolio*	10,189	887,280	9,674	(31,900)	(2,508)	(86,837)	775,709	—	—
Fixed Income
1290 Diversified Bond Fund	351,916	3,696,504	71,920	(27,500)	(1,531)	(104,099)	3,635,294	26,919	—
1290 VT High Yield Bond Portfolio	390,482	3,903,807	83,535	(198,549)	(836)	(148,651)	3,639,306	—	—
EQ/Core Bond Index Portfolio	346,909	3,659,414	110,145	(281,274)	5,608	(166,580)	3,327,313	—	—
EQ/Core Plus Bond Portfolio	1,299,011	5,437,509	121,678	(283,362)	(11,323)	(192,326)	5,072,176	—	—
EQ/Long-Term Bond Portfolio	372,477	3,361,685	433,861	(139,149)	(6,674)	(382,896)	3,266,827	—	—
EQ/PIMCO Ultra Short Bond Portfolio	223,832	2,215,605	95,397	(118,737)	197	(22,421)	2,170,041	—	—
EQ/Quality Bond PLUS Portfolio	443,721	3,963,851	113,934	(282,286)	(3,604)	(181,553)	3,610,342	—	—

Total		42,606,080	1,695,664	(2,779,992)	472,902	(2,548,070)	39,446,584	26,919	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,635,294	$35,811,290	$—	$39,446,584

Total Assets	$3,635,294	$35,811,290	$—	$39,446,584

Total Liabilities	$—	$—	$—	$—

Total	$3,635,294	$35,811,290	$—	$39,446,584

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,917,508
Aggregate gross unrealized depreciation	(2,097,319)

Net unrealized appreciation	$4,820,189

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,626,395

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.6%)
EQ/American Century Mid Cap Value Portfolio‡	218,704	$5,598,223
EQ/Emerging Markets Equity PLUS Portfolio‡	626,679	6,326,039
EQ/Equity 500 Index Portfolio‡	614,368	42,030,505
EQ/International Equity Index Portfolio‡	1,550,156	15,625,372
EQ/Janus Enterprise Portfolio‡	249,917	5,760,215
EQ/MFS International Growth Portfolio‡	1,087,591	8,279,816
EQ/Small Company Index Portfolio‡	879,426	10,531,916
EQ/Value Equity Portfolio‡	159,782	3,356,741
Multimanager Aggressive Equity Portfolio*‡	39,853	3,034,261

Total Equity		100,543,088

Fixed Income (39.5%)
1290 Diversified Bond Fund‡	859,246	8,876,011
1290 VT High Yield Bond Portfolio‡	1,140,184	10,626,561
EQ/Core Bond Index Portfolio‡	864,717	8,293,756
EQ/Core Plus Bond Portfolio‡	3,404,275	13,292,486
EQ/Long-Term Bond Portfolio‡	1,172,710	10,285,298
EQ/PIMCO Ultra Short Bond Portfolio‡	608,074	5,895,251
EQ/Quality Bond PLUS Portfolio‡	1,009,201	8,211,367

Total Fixed Income		65,480,730

Total Investments in Securities (100.1%) (Cost $127,620,494)		166,023,818
Other Assets Less Liabilities (-0.1%)		(104,880)

Net Assets (100%)		$165,918,938

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	218,704	5,210,068	479,591	(229,574)	4,481	133,657	5,598,223	—	—
EQ/Emerging Markets Equity PLUS Portfolio	626,679	6,215,978	789,405	(333,925)	4,328	(349,747)	6,326,039	—	—
EQ/Equity 500 Index Portfolio	614,368	49,318,965	501,246	(5,497,904)	3,464,062	(5,755,864)	42,030,505	—	—
EQ/International Equity Index Portfolio	1,550,156	17,328,461	183,625	(772,202)	23,553	(1,138,065)	15,625,372	—	—
EQ/Janus Enterprise Portfolio	249,917	4,867,989	1,399,592	(229,574)	(1,160)	(276,632)	5,760,215	—	—
EQ/MFS International Growth Portfolio	1,087,591	8,980,716	454,218	(438,277)	(661)	(716,180)	8,279,816	—	—
EQ/Small Company Index Portfolio	879,426	11,970,330	129,033	(712,629)	(3,171)	(851,647)	10,531,916	—	—
EQ/Value Equity Portfolio	159,782	3,769,600	44,666	(187,833)	(582)	(269,110)	3,356,741	—	—
Multimanager Aggressive Equity Portfolio*	39,853	3,517,674	39,704	(166,963)	(5,287)	(350,867)	3,034,261	—	—
Fixed Income
1290 Diversified Bond Fund	859,246	8,860,370	384,524	(115,000)	(7,035)	(246,848)	8,876,011	64,524	—
1290 VT High Yield Bond Portfolio	1,140,184	11,447,019	473,995	(853,499)	(2,831)	(438,123)	10,626,561	—	—
EQ/Core Bond Index Portfolio	864,717	9,260,662	348,811	(907,851)	(1,254)	(406,612)	8,293,756	—	—
EQ/Core Plus Bond Portfolio	3,404,275	14,420,345	453,812	(1,037,851)	(48,605)	(495,215)	13,292,486	—	—
EQ/Long-Term Bond Portfolio	1,172,710	11,224,972	914,146	(595,018)	(33,269)	(1,225,533)	10,285,298	—	—
EQ/PIMCO Ultra Short Bond Portfolio	608,074	6,215,195	199,480	(457,185)	(1,069)	(61,170)	5,895,251	—	—
EQ/Quality Bond PLUS Portfolio	1,009,201	9,199,156	343,809	(902,851)	(10,948)	(417,799)	8,211,367	—	—

Total		181,807,500	7,139,657	(13,438,136)	3,380,552	(12,865,755)	166,023,818	64,524	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,876,011	$157,147,807	$—	$166,023,818

Total Assets	$8,876,011	$157,147,807	$—	$166,023,818

Total Liabilities	$—	$—	$—	$—

Total	$8,876,011	$157,147,807	$—	$166,023,818

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,430,117
Aggregate gross unrealized depreciation	(5,077,145)

Net unrealized appreciation	$38,352,972

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,670,846

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (76.5%)
EQ/American Century Mid Cap Value Portfolio‡	156,691	$4,010,856
EQ/Emerging Markets Equity PLUS Portfolio‡	959,770	9,688,440
EQ/Equity 500 Index Portfolio‡	1,077,109	73,687,813
EQ/International Equity Index Portfolio‡	2,351,507	23,702,892
EQ/Janus Enterprise Portfolio‡	205,120	4,727,714
EQ/MFS International Growth Portfolio‡	1,759,660	13,396,272
EQ/Small Company Index Portfolio‡	1,664,973	19,939,545
EQ/Value Equity Portfolio‡	241,260	5,068,471
Multimanager Aggressive Equity Portfolio*‡	39,624	3,016,803

Total Equity		157,238,806

Fixed Income (23.6%)
1290 Diversified Bond Fund‡	510,795	5,276,507
1290 VT High Yield Bond Portfolio‡	935,216	8,716,252
EQ/Core Bond Index Portfolio‡	630,178	6,044,224
EQ/Core Plus Bond Portfolio‡	2,451,249	9,571,257
EQ/Long-Term Bond Portfolio‡	970,705	8,513,607
EQ/PIMCO Ultra Short Bond Portfolio‡	440,652	4,272,098
EQ/Quality Bond PLUS Portfolio‡	747,268	6,080,156

Total Fixed Income		48,474,101

Total Investments in Securities (100.1%) (Cost $148,862,534)		205,712,907
Other Assets Less Liabilities (-0.1%)		(127,665)

Net Assets (100%)		$205,585,242

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	156,691	3,249,853	704,555	(45,186)	56	101,578	4,010,856	—	—
EQ/Emerging Markets Equity PLUS Portfolio	959,770	9,572,304	797,300	(129,104)	127	(552,187)	9,688,440	—	—
EQ/Equity 500 Index Portfolio	1,077,109	79,747,457	1,579,739	(3,937,275)	(89,334)	(3,612,774)	73,687,813	—	—
EQ/International Equity Index Portfolio	2,351,507	25,113,156	522,792	(296,940)	(140)	(1,635,976)	23,702,892	—	—
EQ/Janus Enterprise Portfolio	205,120	3,574,777	1,394,555	(45,186)	110	(196,542)	4,727,714	—	—
EQ/MFS International Growth Portfolio	1,759,660	14,222,801	516,856	(174,291)	184	(1,169,278)	13,396,272	—	—
EQ/Small Company Index Portfolio	1,664,973	21,324,477	454,601	(308,209)	(267)	(1,531,057)	19,939,545	—	—
EQ/Value Equity Portfolio	241,260	5,408,404	113,650	(64,552)	(38)	(388,993)	5,068,471	—	—
Multimanager Aggressive Equity Portfolio*	39,624	3,310,670	90,920	(51,642)	99	(333,244)	3,016,803	—	—
Fixed Income
1290 Diversified Bond Fund	510,795	5,351,073	143,968	(65,000)	(3,902)	(149,632)	5,276,507	38,968	—
1290 VT High Yield Bond Portfolio	935,216	8,874,411	524,571	(336,194)	(2,340)	(344,196)	8,716,252	—	—
EQ/Core Bond Index Portfolio	630,178	6,277,308	330,934	(277,649)	(104)	(286,265)	6,044,224	—	—
EQ/Core Plus Bond Portfolio	2,451,249	9,928,714	384,571	(361,194)	(11,063)	(369,771)	9,571,257	—	—
EQ/Long-Term Bond Portfolio	970,705	9,048,046	640,475	(161,828)	(5,879)	(1,007,207)	8,513,607	—	—
EQ/PIMCO Ultra Short Bond Portfolio	440,652	4,302,235	175,919	(161,642)	(122)	(44,292)	4,272,098	—	—
EQ/Quality Bond PLUS Portfolio	747,268	6,342,954	319,572	(276,194)	(3,024)	(303,152)	6,080,156	—	—

Total		215,648,640	8,694,978	(6,692,086)	(115,637)	(11,822,988)	205,712,907	38,968	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,276,507	$200,436,400	$—	$205,712,907

Total Assets	$5,276,507	$200,436,400	$—	$205,712,907

Total Liabilities	$—	$—	$—	$—

Total	$5,276,507	$200,436,400	$—	$205,712,907

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,598,285
Aggregate gross unrealized depreciation	(3,859,638)

Net unrealized appreciation	$56,738,647

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,974,260

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (86.5%)
EQ/American Century Mid Cap Value Portfolio‡	170,040	$4,352,563
EQ/Emerging Markets Equity PLUS Portfolio‡	938,755	9,476,303
EQ/Equity 500 Index Portfolio‡	1,103,400	75,486,430
EQ/International Equity Index Portfolio‡	2,343,398	23,621,147
EQ/Janus Enterprise Portfolio‡	153,960	3,548,547
EQ/MFS International Growth Portfolio‡	1,683,434	12,815,963
EQ/Small Company Index Portfolio‡	1,695,604	20,306,383
EQ/Value Equity Portfolio‡	261,205	5,487,479
Multimanager Aggressive Equity Portfolio*‡	39,066	2,974,320

Total Equity		158,069,135

Fixed Income (13.5%)
1290 Diversified Bond Fund‡	230,338	2,379,389
1290 VT High Yield Bond Portfolio‡	531,816	4,956,551
EQ/Core Bond Index Portfolio‡	289,927	2,780,774
EQ/Core Plus Bond Portfolio‡	1,148,843	4,485,825
EQ/Long-Term Bond Portfolio‡	538,149	4,719,860
EQ/PIMCO Ultra Short Bond Portfolio‡	226,193	2,192,935
EQ/Quality Bond PLUS Portfolio‡	381,705	3,105,744

Total Fixed Income		24,621,078

Total Investments in Securities (100.0%) (Cost $132,496,763)		182,690,213
Other Assets Less Liabilities (0.0%)		(9,834)

Net Assets (100%)		$182,680,379

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	170,040	3,482,235	816,597	(58,229)	(44)	112,004	4,352,563	—	—
EQ/Emerging Markets Equity PLUS Portfolio	938,755	9,649,132	593,094	(203,802)	227	(562,348)	9,476,303	—	—
EQ/Equity 500 Index Portfolio	1,103,400	81,483,310	1,787,050	(4,002,484)	(47,962)	(3,733,484)	75,486,430	—	—
EQ/International Equity Index Portfolio	2,343,398	25,188,498	599,383	(524,063)	(402)	(1,642,269)	23,621,147	—	—
EQ/Janus Enterprise Portfolio	153,960	2,976,134	816,599	(58,229)	120	(186,077)	3,548,547	—	—
EQ/MFS International Growth Portfolio	1,683,434	13,931,516	332,991	(291,146)	110	(1,157,508)	12,815,963	—	—
EQ/Small Company Index Portfolio	1,695,604	21,797,998	510,586	(446,424)	441	(1,556,218)	20,306,383	—	—
EQ/Value Equity Portfolio	261,205	5,892,897	133,195	(116,458)	71	(422,226)	5,487,479	—	—
Multimanager Aggressive Equity Portfolio*	39,066	3,293,216	88,797	(77,639)	(55)	(329,999)	2,974,320	—	—
Fixed Income
1290 Diversified Bond Fund	230,338	2,410,191	37,552	—	—	(68,354)	2,379,389	17,552	—
1290 VT High Yield Bond Portfolio	531,816	5,127,681	143,197	(116,458)	58	(197,927)	4,956,551	—	—
EQ/Core Bond Index Portfolio	289,927	2,882,274	137,096	(106,754)	(20)	(131,822)	2,780,774	—	—
EQ/Core Plus Bond Portfolio	1,148,843	4,608,314	139,897	(87,344)	(500)	(174,542)	4,485,825	—	—
EQ/Long-Term Bond Portfolio	538,149	4,790,627	569,898	(87,344)	(776)	(552,545)	4,719,860	—	—
EQ/PIMCO Ultra Short Bond Portfolio	226,193	2,198,783	65,499	(48,524)	(31)	(22,792)	2,192,935	—	—
EQ/Quality Bond PLUS Portfolio	381,705	3,233,306	125,997	(97,049)	(463)	(156,047)	3,105,744	—	—

Total		192,946,112	6,897,428	(6,321,947)	(49,226)	(10,782,154)	182,690,213	17,552	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,379,389	$180,310,824	$—	$182,690,213

Total Assets	$2,379,389	$180,310,824	$—	$182,690,213

Total Liabilities	$—	$—	$—	$—

Total	$2,379,389	$180,310,824	$—	$182,690,213

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,211,196
Aggregate gross unrealized depreciation	(2,059,856)

Net unrealized appreciation	$50,151,340

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,538,873

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (96.7%)
EQ/American Century Mid Cap Value Portfolio‡	48,889	$1,251,426
EQ/Emerging Markets Equity PLUS Portfolio‡	389,816	3,935,011
EQ/Equity 500 Index Portfolio‡	444,691	30,422,446
EQ/International Equity Index Portfolio‡	942,139	9,496,640
EQ/Janus Enterprise Portfolio‡	38,839	895,170
EQ/MFS International Growth Portfolio‡	862,783	6,568,353
EQ/Small Company Index Portfolio‡	768,188	9,199,735
EQ/Value Equity Portfolio‡	148,871	3,127,528
Multimanager Aggressive Equity Portfolio*‡	28,442	2,165,420

Total Equity		67,061,729

Fixed Income (3.4%)
1290 Diversified Bond Fund‡	24,811	256,299
1290 VT High Yield Bond Portfolio‡	84,457	787,140
EQ/Core Bond Index Portfolio‡	35,786	343,236
EQ/Core Plus Bond Portfolio‡	80,111	312,804
EQ/Long-Term Bond Portfolio‡	57,739	506,400
EQ/PIMCO Ultra Short Bond Portfolio‡	7,409	71,834
EQ/Quality Bond PLUS Portfolio‡	10,167	82,725

Total Fixed Income		2,360,438

Total Investments in Securities (100.1%) (Cost $59,807,371)		69,422,167
Other Assets Less Liabilities (-0.1%)		(36,527)

Net Assets (100%)		$69,385,640

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2022, were as follows:

Security Description	Shares at March 31, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	48,889	848,004	380,768	(10,092)	11	32,735	1,251,426	—	—
EQ/Emerging Markets Equity PLUS Portfolio	389,816	3,846,063	367,529	(46,422)	16	(232,175)	3,935,011	—	—
EQ/Equity 500 Index Portfolio	444,691	31,978,982	1,402,383	(1,457,155)	(4,675)	(1,497,089)	30,422,446	—	—
EQ/International Equity Index Portfolio	942,139	9,794,178	472,898	(117,064)	275	(653,647)	9,496,640	—	—
EQ/Janus Enterprise Portfolio	38,839	561,658	372,613	(8,073)	8	(31,036)	895,170	—	—
EQ/MFS International Growth Portfolio	862,783	6,905,956	326,136	(80,734)	112	(583,117)	6,568,353	—	—
EQ/Small Company Index Portfolio	768,188	9,564,273	432,128	(106,972)	(5)	(689,689)	9,199,735	—	—
EQ/Value Equity Portfolio	148,871	3,253,662	146,760	(36,330)	3	(236,567)	3,127,528	—	—
Multimanager Aggressive Equity Portfolio*	28,442	2,327,216	97,840	(24,220)	10	(235,426)	2,165,420	—	—
Fixed Income
1290 Diversified Bond Fund	24,811	261,827	1,906	—	—	(7,434)	256,299	1,907	—
1290 VT High Yield Bond Portfolio	84,457	760,030	68,920	(12,110)	(64)	(29,636)	787,140	—	—
EQ/Core Bond Index Portfolio	35,786	334,410	32,615	(8,073)	2	(15,718)	343,236	—	—
EQ/Core Plus Bond Portfolio	80,111	299,536	28,807	(4,037)	(45)	(11,457)	312,804	—	—
EQ/Long-Term Bond Portfolio	57,739	485,647	84,460	(6,055)	(10)	(57,642)	506,400	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,409	—	72,500	—	—	(666)	71,834	—	—
EQ/Quality Bond PLUS Portfolio	10,167	—	85,000	—	—	(2,275)	82,725	—	—

Total		71,221,442	4,373,263	(1,917,337)	(4,362)	(4,250,839)	69,422,167	1,907	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$256,299	$69,165,868	$—	$69,422,167

Total Assets	$256,299	$69,165,868	$—	$69,422,167

Total Liabilities	$—	$—	$—	$—

Total	$256,299	$69,165,868	$—	$69,422,167

As of March 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,230,881
Aggregate gross unrealized depreciation	(684,219)

Net unrealized appreciation	$9,546,662

Federal income tax cost of investments in securities and derivative instruments, if applicable	$59,875,505

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2022 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of Equitable Investment Management Group, LLC, the Trust’s Investment Adviser (“EIM”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.